                                                                     [NACO LOGO]

                                      NACo
                                    VARIABLE
                                    ACCOUNT


                               SEMI-ANNUAL REPORT
                                       TO
                     PARTICIPANTS AND RETIRED PARTICIPANTS
                                  JUNE 30,1999

                       NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE:COLUMBUS, OHIO

APO-2278-Q(6/99) 2                                               [LOGO]

                                     [LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company, we are pleased to present the 1999 semi-annual report of the NACo Variable Account.

Equity investments performed well during the first half of 1999 with the major market indices showing double-digit gains. Fixed income investments did not fare as well during this period in the face of the Federal Reserve's inflation cautiousness. The Fed is mindful of the resilient U.S. economy and the increasingly tight labor pool that portends future wage inflation. Accordingly, we have seen a ratcheting-up of short-term interest rates to dampen the momentum of the current expansion. How aggressively the Fed may react to the perceived inflation threat only adds uncertainty to the already jittery equity markets. Over the long term, however, a slower but sustainable rate of growth, with low inflation, provides a favorable environment for further advances in financial assets.

At mid-year, we are pleased to report that all the mission-critical systems used to service our variable annuity and variable life business have been internally inventoried, assessed and tested as being Year 2000 compliant. We are currently contacting our critical business partners to determine if they will be Year 2000 compliant. Contingency plans are being developed and are to be completed by the end of the third quarter. All these steps are being taken to assure that Nationwide Financial will be able to continue to serve your financial needs into the Year 2000 and beyond.

Thank you for selecting Nationwide Financial to help you achieve your financial planning and retirement savings goals. You have our commitment to provide the consistent, high quality service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                August 19, 1999

Contents

HOW TO READ THE SEMI-ANNUAL REPORT .................................. 4
  Explanation on how to read and understand the various financial reports

FUND PERFORMANCES ................................................... 5

STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY ......... 9

STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ..........................................12

NOTES TO FINANCIAL STATEMENTS .......................................26

                       HOW TO READ THE SEMI-ANNUAL REPORT

This Semi-Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in fifty-five mutual funds from twenty-two mutual fund houses.

The Semi-AnnualReport has two major financial sections.

Statement of Assets, Liabilities and Contract Owners' Equity

This statement, beginning on page 9, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on June 30, 1999.The funds are presented in alphabetical order.The market value of the assets change as the underlying mutual fund shares change in value.As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases.When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity.For a summary of Contract owners' equity by fund series turn to page 30.

Statements of Operations and Changes in Contract Owners' Equity

These statements, found on page 12, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges and the variable account fee which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds;and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period.Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Semi-Annual Report, the Notes to Financial Statements, beginning on page 26, will also help explain and clarify the various statements and schedules.

                             NACo Fund Performances

                Average Annual Total Return: Non-Standardized++
Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested

                                                       1 Year                  3 Years    5 Years      10 Years
                                                       7/1/98-        Year     7/1/96-     7/1/94-      7/1/89-
FUNDS+                                                 6/30/99        1998     6/30/99     6/30/99      6/30/99
-----                                                  -------        ----     -------     -------      --------
LIFE DESIGN SERIES

Aggressive Portfolio                                     10.29%       N/A%        N/A%        N/A%        N/A%

Moderately Aggressive Portfolio 9.80%                                 N/A%        N/A%        N/A%        N/A%

Moderate Portfolio                                        9.96%       N/A%        N/A%        N/A%        N/A%

Moderately Conservative Portfolio                         8.89%       N/A%        N/A%        N/A%        N/A%

Conservative Portfolio                                    6.88%       N/A%        N/A%        N/A%        N/A%

VERY HIGH

American Century:Twentieth Century Growth Fund(*)        21.67%      35.48%      26.83%      21.71%      16.07%

American Century:
  Twentieth Century International Discovery Fund         10.94%      16.76%      20.65%      18.06%       N/A%

American Century:Twentieth Century Ultra Fund, Inc.      20.87%      33.27%      23.78%      24.41%      20.88%

INVESCO Dynamics Fund                                    31.50%      22.47%      25.97%      25.44%      19.90%

Mass.Investors Growth Stock Fund(*)                      25.40%      38.68%      34.75%      30.39%      19.28%

NSAT Small Company Fund 1.47%                             0.05%       9.01%                   N/A%        N/A%

Prestige Small Capital Fund                               N/A%        N/A%        N/A%        N/A%        N/A%

Putnam Voyager Fund                                      20.14%      22.88%      20.50%      24.44%      18.42%

Warburg Pincus Emerging Growth Fund                      -0.35%       4.82%       9.50%      17.91%      13.82%

HIGH

Dreyfus Appreciation Fund                                14.54%      29.61%      24.54%      25.76%      16.03%

Dreyfus Third Century Fund                               21.90%      28.94%      27.07%      25.03%      16.11%

Fidelity Advisor Growth Opportunities Fund               10.87%      23.03%       N/A%        N/A%        N/A%

Fidelity Contrafund(*)                                   24.01%      30.28%      25.20%      24.36%      21.57%

Fidelity Magellan((R))Fund(*)                            27.52%      32.36%      26.65%      23.98%      18.12%

Fidelity OTC Portfolio                                   38.53%      39.05%      25.87%      26.09%      18.09%

MFS((R))Growth Opportunities Fund(*)                     15.22%      27.95%      21.95%      23.25%      14.65%

Morgan Stanley Institutional Fund                        12.62%      17.66%      23.06%      26.59%       N/A%

Nationwide((R))Growth Fund(*)                            13.37%      22.58%      21.97%      20.85%      13.89%

Neuberger & Berman Partners Trust                        11.05%       5.14%      19.93%      21.22%      15.02%

Oppenheimer Global Fund 12.77%                           11.35%      17.45%      15.03%      12.68%

Prestige International Fund                               N/A%        N/A%        N/A%        N/A%        N/A%

Prestige Large Capital Growth Fund                        N/A%        N/A%        N/A%        N/A%        N/A%

Putnam Investors Fund                                    19.88%      34.24%      28.74%      26.95%      18.27%

Seligman Growth Fund, Inc.                               22.22%      33.96%      22.61%      22.37%      15.53%

T.Rowe Price International Stock Fund((R))                5.42%      15.04%       8.43%       9.08%       9.50%

Templeton Foreign Fund                                   12.72%      -5.79%       9.41%       9.42%      10.98%

NACO FUND PERFORMANCES

                  AVERAGE ANNUAL TOTAL RETURN: NON-STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

                                                            1 Year                      3 Years    5 Years      10 Years
                                                            7/1/98-        Year         7/1/96-     7/1/94-      7/1/89-
  FUNDS+                                                    6/30/99        1998         6/30/99     6/30/99      6/30/99
  ------                                                    -------        ----         -------    --------     --------
  MODERATE
  American Century: Income & Growth Fund                      2.82%        26.49%        21.32%      21.97%         N/A

  Dreyfus Premier Midcap Stock Fund                          -7.39%         7.61%          N/A         N/A          N/A

  Evergreen Income and Growth Fund*                          10.14%        -1.73%        13.94%      13.94%        9.67%

  Fidelity Equity-Income Fund*                               13.44%        11.46%        21.37%      20.65%       14.47%

  Nationwide(R) Fund                                         13.62%        29.11%        28.82%      25.83%       16.94%

  Nationwide(R) S&P 500 Index Fund                             N/A           N/A           N/A         N/A          N/A

  Neuberger & Berman Guardian Fund                            3.61%         1.38%        15.04%      16.08%       13.93%

  Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A

  SEI Index Funds S&P 500 Index Portfolio                    21.36%        27.13%        27.57%      26.38%       17.38%


  LOW

  Fidelity Advisor High Yield Fund                            0.15%        -1.66%         8.28%       9.07%         N/A

  Fidelity Capital & Income Fund*                             8.45%         3.76%        12.02%      10.42%       10.87%

  Fidelity Puritan(R) Fund                                    9.13%        15.49%        16.55%      15.10%       12.80%

  INVESCO Total Return Fund                                  10.00%        12.24%        16.41%      16.55%       12.33%

  Investment Company of America(R)**                         20.89%        21.77%        24.42%      22.33%       15.78%

  MFS(R) High Income Fund                                    -0.51%         0.07%         8.08%       8.78%        8.43%

  Prestige Balanced Fund                                       N/A           N/A           N/A         N/A          N/A


  VERY LOW

  Bond Fund of America(SM), Inc.**                            1.21%         4.17%         6.11%       6.88%        7.48%

  Federated Bond Fund                                          N/A          4.62%          N/A         N/A          N/A

  Federated U.S. Government Securities Fund                   2.79%         7.08%         4.95%       5.17%        5.91%

  MAS Funds - Fixed Income Portfolio                          1.09%         5.90%         6.12%       7.14%        7.73%


  STABLE VALUE

  AIM STIT - Treasury Portfolio                               4.08%         4.46%         4.37%       4.43%        4.47%

  Nationwide(R) Money Market Fund                             3.74%         4.08%         3.98%       4.04%        4.01%

  S&P 500 ***                                                22.80%        28.58%        29.10%      27.90%       18.80%


   * These funds are not open to new participation.

  ** These funds are closed to entities adopting the NACo Public Employees
     Deferred Compensation Program on or after July 1, 1994.

 *** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

   + Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

  ++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

  NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

  For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                                           Sources: Nationwide Advisory Services
                                              Computer Directions Advisors, Inc.

NACO FUND PERFORMANCES

                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

                                                            1 Year                      3 Years    5 Years      10 Years
                                                            7/1/98-        Year         7/1/96-    7/1/94-      7/1/89-
  FUNDS+                                                    6/30/99        1998         6/30/99    6/30/99      6/30/99
  ------                                                    -------        ----         -------    --------     --------
  LIFE DESIGN SERIES

  Aggressive Portfolio                                         N/A           N/A           N/A         N/A          N/A

  Moderately Aggressive Portfolio                              N/A           N/A           N/A         N/A          N/A

  Moderate Portfolio                                           N/A           N/A           N/A         N/A          N/A

  Moderately Conservative Portfolio                            N/A           N/A           N/A         N/A          N/A

  Conservative Portfolio                                       N/A           N/A           N/A         N/A          N/A


  VERY HIGH

  American Century: Twentieth Century Growth Fund*           19.67%        33.48%        26.41%      21.53%         N/A

  American Century:
    Twentieth Century International Discovery Fund            8.94%          N/A           N/A         N/A          N/A

  American Century: Twentieth Century Ultra Fund, Inc.       18.87%        31.27%        23.34%      20.17%         N/A

  INVESCO Dynamics Fund                                      29.50%          N/A           N/A         N/A          N/A

  Mass. Investors Growth Stock Fund*                         23.40%        36.68%        34.38%      30.25%         N/A

  NSAT Small Company Fund                                    -0.53%        -1.95%          N/A         N/A          N/A

  Prestige Small Capital Fund                                  N/A           N/A           N/A         N/A          N/A

  Putnam Voyager Fund                                        18.14%        20.88%        20.04%      24.27%         N/A

  Warburg Pincus Emerging Growth Fund                          N/A           N/A           N/A         N/A          N/A

  HIGH

  Dreyfus Appreciation Fund                                    N/A           N/A           N/A         N/A          N/A

  Dreyfus Third Century Fund                                 19.90%        26.94%        26.66%      24.86%         N/A

  Fidelity Advisor Growth Opportunities Fund                   N/A           N/A           N/A         N/A          N/A

  Fidelity Contrafund*                                       22.01%        28.28%        24.77%      24.20%         N/A

  Fidelity Magellan(R) Fund*                                 25.52%        30.36%        26.24%      23.81%         N/A

  Fidelity OTC Portfolio                                     36.53%        37.05%        25.44%        N/A          N/A

  MFS(R) Growth Opportunities Fund*                          13.22%        25.95%        21.50%      23.08%         N/A

  Morgan Stanley Institutional Fund                            N/A           N/A           N/A         N/A          N/A

  Nationwide(R) Growth Fund*                                 11.37%        20.58%        21.52%      20.66%         N/A

  Neuberger & Berman Partners Trust                            N/A           N/A           N/A         N/A          N/A

  Oppenheimer Global Fund                                      N/A           N/A           N/A         N/A          N/A

  Prestige International Fund                                  N/A           N/A           N/A         N/A          N/A

  Prestige Large Capital Growth Fund                           N/A           N/A           N/A         N/A          N/A

  Putnam Investors Fund                                      17.88%        32.24%        28.34%      26.79%         N/A

  Seligman Growth Fund, Inc.                                 20.22%        31.96%        22.16%      22.19%         N/A

  T. Rowe Price International Stock Fund(R)                   3.42%        13.04%         7.86%        N/A          N/A

  Templeton Foreign Fund                                     10.72%        -7.67%         8.85%        N/A          N/A

NACO FUND PERFORMANCES

                   AVERAGE ANNUAL TOTAL RETURN: STANDARDIZED
PERCENT CHANGE IN NET ASSETS WITH CAPITAL GAINS AND INCOME DIVIDENDS REINVESTED

                                                            1 Year                      3 Years    5 Years      10 Years
                                                            7/1/98-        Year         7/1/96-    7/1/94-      7/1/89-
  FUNDS+                                                    6/30/99        1998         6/30/99    6/30/99      6/30/99
  ------                                                    -------        ----         -------    --------     --------
  MODERATE

  American Century: Income & Growth Fund                       N/A           N/A           N/A         N/A          N/A

  Dreyfus Premier Midcap Stock Fund                            N/A           N/A           N/A         N/A          N/A

  Evergreen Income and Growth Fund*                           8.14%        -3.70%        13.42%      13.71%         N/A

  Fidelity Equity-Income Fund*                               11.44%         9.46%        20.91%      20.46%         N/A

  Nationwide(R) Fund                                         11.62%        27.11%        28.42%      25.67%         N/A

  Nationwide(R) S&P 500 Index Fund                             N/A           N/A           N/A         N/A          N/A

  Neuberger & Berman Guardian Fund                            1.61%        -0.62%        14.53%        N/A          N/A

  Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A

  SEI Index Funds S&P 500 Index Portfolio                    19.36%        25.13%        27.16%        N/A          N/A


  LOW

  Fidelity Advisor High Yield Fund                             N/A           N/A           N/A         N/A          N/A

  Fidelity Capital & Income Fund*                             6.45%         1.76%        11.48%      10.15%         N/A

  Fidelity Puritan(R) Fund                                    7.13%        13.49%        16.06%        N/A          N/A

  INVESCO Total Return Fund                                    N/A           N/A           N/A         N/A          N/A

  Investment Company of America(R)**                           18.89%        19.77%        23.98%      22.15%         N/A

  MFS(R) High Income Fund                                      -2.50%        -1.93%         7.50%       8.49%         N/A

  Prestige Balanced Fund                                       N/A           N/A           N/A         N/A          N/A


  VERY LOW

  Bond Fund of America(SM), Inc.**                             -0.79%         2.17%         5.51%       6.57%         N/A

  Federated Bond Fund                                          N/A           N/A           N/A         N/A          N/A

  Federated U.S. Government Securities Fund                   0.79%         5.08%         4.34%       4.84%         N/A

  MAS Funds - Fixed Income Portfolio                         -0.91%         3.90%         5.52%        N/A          N/A


  STABLE VALUE

  AIM STIT - Treasury Portfolio                               2.08%         2.46%         3.76%       4.09%         N/A

  Nationwide(R) Money Market Fund                             1.74%         2.08%         3.36%       3.69%         N/A

   * These funds are not open to new participation.

  ** These funds are closed to entities adopting the NACo Public Employees
     Deferred Compensation Program on or after July 1, 1994.

   + Funds are neither insured nor guaranteed by the U.S. Government.
     For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

  NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and a 2% contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

  Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

  For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                              NACo VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1999
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
      American Century: Income & Growth Fund (ACIncGro)
         217,762 shares (cost $6,536,068) ............................................   $  6,931,380
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,697,419 shares (cost $101,075,462) ........................................    141,345,324
      American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
         307,400 shares (cost $3,428,743) ............................................      3,535,094
      American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra)
         10,931,561 shares (cost $330,326,978) .......................................    410,698,761
      The Bond Fund of AmericaSM, Inc. (BdFdAm)
         1,350,124 shares (cost $18,653,152) .........................................     17,889,142
      Dreyfus Appreciation Fund, Inc. (DryApp)
         90,611 shares (cost $3,910,475) .............................................      4,073,891
      Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
         22,094 shares (cost $355,747) ...............................................        380,011
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         6,026,945 shares (cost $59,537,842) .........................................     82,689,690
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         143,663 shares (cost $2,902,526) ............................................      3,297,073
      Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
         66,075 shares (cost $639,896) ...............................................        621,763
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         1,114,800 shares (cost $12,116,181) .........................................     11,772,286
      Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
         28,646 shares (cost $1,435,499) .............................................      1,521,662
      Fidelity Advisor High Yield Fund - Class T (FAHiYld)
         53,792 shares (cost $638,395) ...............................................        629,363
      Fidelity Capital & Income Fund (FidCapInc)
         264,910 shares (cost $2,369,961) ............................................      2,643,804
      Fidelity Contrafund (FidContr)
         8,488,333 shares (cost $369,467,254) ........................................    533,321,986
      Fidelity Equity-Income Fund (FidEqInc)
         6,746,124 shares (cost $270,070,200) ........................................    415,763,596
      Fidelity Magellan(R) Fund (FidMgln)
         1,648,069 shares (cost $150,171,732) ........................................    213,869,925
      Fidelity OTC Portfolio (FidOTC)
         1,390,656 shares (cost $55,440,726) .........................................     71,757,826

                                                                     (Continued)

      Fidelity Puritan(R) Fund (FidPurtn)
         2,339,299 shares (cost $43,168,300) ................................................    48,353,303
      INVESCO Dynamics Fund, Inc. (InvDynam)
         207,694 shares (cost $3,861,737) ...................................................     4,095,717
      INVESCO Total Return Fund (InvTotRet)
         29,123 shares (cost $930,164) ......................................................       961,657
      The Investment Company of America(R) (InvCoAm)
         3,178,522 shares (cost $79,613,095) ................................................   109,055,076
      MAS Funds - Fixed Income Portfolio (MASFIP)
         551,279 shares (cost $6,581,021) ...................................................     6,279,065
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,071,386 shares (cost $12,699,491) ................................................    19,124,240
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,158,553 shares (cost $14,400,951) ................................................    19,521,612
      MFS(R) High Income Fund - Class A (MFSHiInc)
         3,467,498 shares (cost $18,447,677) ................................................    17,857,617
      Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
         22,683 shares (cost $465,940) ......................................................       496,532
      NAAT - The Aggressive Portfolio (NAATAggr)
         282,543 shares (cost $3,127,065) ...................................................     3,469,625
      NAAT - The Conservative Portfolio (NAATCons)
         161,249 shares (cost $1,750,819) ...................................................     1,776,961
      NAAT - The Moderate Portfolio (NAATMod)
         275,606 shares (cost $3,047,736) ...................................................     3,304,520
      NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
         283,384 shares (cost $3,139,651) ...................................................     3,406,270
      NAAT - The Moderately Conservative Portfolio (NAATModCon)
         123,949 shares (cost $1,384,541) ...................................................     1,435,334
      Nationwide(R) Fund - Class D (NWFund)
         6,282,796 shares (cost $165,379,346) ...............................................   217,824,529
      Nationwide(R) Growth Fund - Class D (NWGroFd)
         474,277 shares (cost $5,947,388) ...................................................     8,944,871
      Nationwide(R) Money Market Fund (NWMyMkt)
         68,642,118 shares (cost $68,642,118) ...............................................    68,642,118
      Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
         393,365 shares (cost $4,500,685) ...................................................     4,732,179
      Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
         220,702 shares (cost $3,394,909) ...................................................     3,802,703
      Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)
         1,527,504 shares (cost $40,366,705) ................................................    39,287,403
      Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)
         9,241 shares (cost $184,896) .......................................................       188,789
      NIF III - Prestige Balanced Fund - Class Y (PrBalY)
         43,714 shares (cost $475,187) ......................................................       491,784
      NIF III - Prestige International Fund - Class Y (PrIntY)
         20,592 shares (cost $218,366) ......................................................       225,684
      NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
         71,692 shares (cost $884,237) ......................................................       937,017

      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         29,345 shares (cost $337,682) .................................................          337,757
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         43,734 shares (cost $468,677) .................................................          502,504
      Oppenheimer Global Fund - Class A (OppGlob)
         14,053 shares (cost $651,826) .................................................          682,282
      Putnam Investors Fund - Class A (PutInvFd)
         9,021,230 shares (cost $107,802,619) ..........................................      146,685,195
      Putnam Voyager Fund - Class A (PutVoyFd)
         12,865,767 shares (cost $217,900,353) .........................................      322,030,150
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         3,844,647 shares (cost $125,535,278) ..........................................      165,012,231
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,966,061 shares (cost $12,675,371) ...........................................       16,023,399
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         7,301,782 shares (cost $7,301,782) ............................................        7,301,782
      T. Rowe Price International Funds, Inc. - International Stock Fund(R)(TRIntStk)
         2,228,464 shares (cost $33,451,185) ...........................................       34,808,603
      Templeton Foreign Fund - Class I (TemForFd)
         4,752,862 shares (cost $47,690,172) ...........................................       48,954,482
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         13,681 shares (cost $546,516) .................................................          576,660
                                                                                           --------------
            Total investments ..........................................................    3,249,872,228
   Accounts receivable .................................................................           41,721
                                                                                           --------------
            Total assets ...............................................................    3,249,913,949
ACCOUNTS PAYABLE .......................................................................          258,971
                                                                                           --------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................   $3,249,654,978
                                                                                           ==============

See accompanying notes to financial statements.

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                          TOTAL                         ACINCGRO
                                             -----------------------------    ----------------------------
                                                 1999             1998            1999            1998
                                             ------------     ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $     9,839,618          8,861,527             31,398      --
  Mortality and expense charges (note 2)  .              --           (3,554,254)              --        --
  Administration charges (note 2):
        Tier I ............................              --           (1,559,810)              --        --
        Tier II ...........................              --             (515,929)              --        --
        Tier III ..........................              --             (265,349)              --        --
        Tier IV ...........................              --              (97,218)              --        --
        Tier V ............................              --             (147,275)              --        --
  Variable account fee (notes 2 and 5) ....       (11,614,492)        (3,311,036)           (12,708)     --
                                              ---------------    ---------------    ---------------    ------
    Net investment activity ...............        (1,774,874)          (589,344)            18,690      --

  Proceeds from mutual fund shares sold ...       261,827,584        201,640,596            286,267      --
  Cost of mutual fund shares sold .........      (210,863,120)      (166,087,596)          (276,510)     --
                                              ---------------    ---------------    ---------------    ------
  Realized gain (loss) on investments .....        50,964,464         35,553,000              9,757      --
  Change in unrealized gain (loss)
    on investments ........................       248,079,013        274,522,723            393,336      --
                                              ---------------    ---------------    ---------------    ------
    Net gain (loss) on investments ........       299,043,477        310,075,723            403,093      --
                                              ---------------    ---------------    ---------------    ------
  Reinvested capital gains ................        22,353,723         14,551,216              8,847      --
                                              ---------------    ---------------    ---------------    ------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       319,622,326        324,037,595            430,630      --
                                              ---------------    ---------------    ---------------    ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       271,070,091        250,515,370          1,966,198      --
  Transfers between funds .................              --                 --            4,521,112      --
  Redemptions .............................      (126,046,881)      (119,976,040)          (210,826)     --
  Contingent deferred sales charge (note 2)            (4,169)               (81)              --        --
  Adjustments to maintain reserves ........           113,580         (1,153,503)               908      --
                                              ---------------    ---------------    ---------------    ------
      Net equity transactions .............       145,132,621        129,385,746          6,277,392      --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       464,754,947        453,423,341          6,708,022      --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     2,784,900,031      1,970,794,247            224,270      --
                                              ---------------    ---------------    ---------------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 3,249,654,978      2,424,217,588          6,932,292      --
                                              ===============    ===============    ===============    ======

                                                        ACTCGRO                         ACTCINTDIS
                                               -----------------------------   ---------------------------
                                                  1999             1998            1999            1998
                                               ------------     ------------   ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................           --              --              --              --
  Mortality and expense charges (note 2)  .           --          (179,957)           --              --
  Administration charges (note 2):
        Tier I ............................           --           (70,783)           --              --
        Tier II ...........................           --           (32,079)           --              --
        Tier III ..........................           --           (13,379)           --              --
        Tier IV ...........................           --            (6,026)           --              --
        Tier V ............................           --            (7,154)           --              --
  Variable account fee (notes 2 and 5) ....       (537,051)       (160,142)         (3,257)           --
                                              ------------    ------------    ------------    ------------
    Net investment activity ...............       (537,051)       (469,520)         (3,257)           --

  Proceeds from mutual fund shares sold ...      4,180,998       7,185,431       7,694,690            --
  Cost of mutual fund shares sold .........     (3,246,594)     (5,935,062)     (7,517,409)           --
                                              ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .....        934,404       1,250,369         177,281            --
  Change in unrealized gain (loss)
    on investments ........................     12,969,237      22,041,433          99,661            --
                                              ------------    ------------    ------------    ------------
    Net gain (loss) on investments ........     13,903,641      23,291,802         276,942            --
                                              ------------    ------------    ------------    ------------
  Reinvested capital gains ................           --              --              --              --
                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................     13,366,590      22,822,282         273,685            --
                                              ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      2,804,066       3,066,959         286,316            --
  Transfers between funds .................       (973,030)     (3,303,926)      2,296,138
  Redemptions .............................     (4,742,374)     (6,179,317)        (10,082)           --
  Contingent deferred sales charge (note 2)           --              --              --              --
  Adjustments to maintain reserves ........          4,334             884            (226)           --
                                              ------------    ------------    ------------    ------------
      Net equity transactions .............     (2,907,004)     (6,415,400)      2,572,146            --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     10,459,586      16,406,882       2,845,831            --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................    130,887,729     103,038,301         689,272            --
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    141,347,315     119,445,183       3,535,103            --
                                              ============    ============    ============    ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        ACTCULTRA                             BDFDAM
                                             --------------------------------    ------------------------------
                                                 1999                1998            1999              1998
                                             ------------        ------------    ------------      ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $        --               --            649,167          564,198
  Mortality and expense charges (note 2)  .            --           (392,873)            --            (26,239)
  Administration charges (note 2):
        Tier I ............................            --           (166,590)            --            (11,627)
        Tier II ...........................            --            (57,840)            --             (4,000)
        Tier III ..........................            --            (26,042)            --             (2,008)
        Tier IV ...........................            --            (11,622)            --               (734)
        Tier V ............................            --            (18,904)            --               (941)
  Variable account fee (notes 2 and 5) ....      (1,485,429)        (368,418)         (73,745)         (22,776)
                                              -------------    -------------    -------------    -------------
    Net investment activity ...............      (1,485,429)      (1,042,289)         575,422          495,873

  Proceeds from mutual fund shares sold ...      13,754,375       19,594,744        2,375,511        3,259,784
  Cost of mutual fund shares sold .........      (7,584,000)     (12,860,331)      (2,415,903)      (3,165,089)
                                              -------------    -------------    -------------    -------------
  Realized gain (loss) on investments .....       6,170,375        6,734,413          (40,392)          94,695
  Change in unrealized gain (loss)
    on investments ........................      36,929,991       46,157,788         (447,439)        (145,677)
                                              -------------    -------------    -------------    -------------
    Net gain (loss) on investments ........      43,100,366       52,892,201         (487,831)         (50,982)
                                              -------------    -------------    -------------    -------------
  Reinvested capital gains ................            --               --               --             79,564
                                              -------------    -------------    -------------    -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................      41,614,937       51,849,912           87,591          524,455
                                              -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      37,130,642       28,723,323        1,162,546        1,390,858
  Transfers between funds .................      11,651,322       (8,542,905)      (1,150,730)         492,995
  Redemptions .............................     (14,138,356)     (12,430,191)        (638,942)      (1,134,692)
  Contingent deferred sales charge (note 2)          (1,122)            --               --               --
  Adjustments to maintain reserves ........           8,472            4,128            1,223             (637)
                                              -------------    -------------    -------------    -------------
      Net equity transactions .............      34,650,958        7,754,355         (625,903)         748,524

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      76,265,895       59,604,267         (538,312)       1,272,979
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     334,432,418      218,492,461       18,447,060       14,869,833
                                              -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     410,698,313      278,096,728       17,908,748       16,142,812
                                              =============    =============    =============    =============

                                                      DRYAPP                   DRYPREMCAP
                                             ------------------------    ------------------------
                                               1999            1998         1999          1998
                                             ----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................         --            --            --            --
  Mortality and expense charges (note 2)           --            --            --            --
  Administration charges (note 2):
        Tier I ...........................         --            --            --            --
        Tier II ..........................         --            --            --            --
        Tier III .........................         --            --            --            --
        Tier IV ..........................         --            --            --            --
        Tier V ...........................         --            --            --            --
  Variable account fee (notes 2 and 5) ...       (7,093)         --            (602)         --
                                             ----------    ----------    ----------    ----------
    Net investment activity ..............       (7,093)         --            (602)         --

  Proceeds from mutual fund shares sold ..      208,930          --         433,015          --
  Cost of mutual fund shares sold ........     (197,960)         --        (433,462)         --
                                             ----------    ----------    ----------    ----------
  Realized gain (loss) on investments ....       10,970          --            (447)         --
  Change in unrealized gain (loss)
    on investments .......................      158,198          --          23,748          --
                                             ----------    ----------    ----------    ----------
    Net gain (loss) on investments .......      169,168          --          23,301          --
                                             ----------    ----------    ----------    ----------
  Reinvested capital gains ...............          193          --            --            --
                                             ----------    ----------    ----------    ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations .......................      162,268          --          22,699          --
                                             ----------    ----------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................    1,533,514          --         109,291          --
  Transfers between funds ................    2,368,069          --         215,534          --
  Redemptions ............................     (235,831)         --          (6,238)         --
  Contingent deferred sales charge (note 2         --            --            --            --
  Adjustments to maintain reserves .......           (3)         --              (6)         --
                                             ----------    ----------    ----------    ----------
      Net equity transactions ............    3,665,749          --         318,581          --

NET CHANGE IN CONTRACT OWNERS' EQUITY ....    3,828,017          --         341,280          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ..............................      245,984          --          38,725          --
                                             ----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ....    4,074,001          --         380,005          --
                                             ==========    ==========    ==========    ==========

                                                                     (Continued)

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        DRY3DCEN                        EVINCGRO
                                              ----------------------------    ----------------------------
                                                   1999            1998          1999            1998
                                              ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................   $       --              --            79,431          84,325
  Mortality and expense charges (note 2) ..           --           (94,256)           --            (6,617)
  Administration charges (note 2):
        Tier I ............................           --           (40,950)           --            (2,761)
        Tier II ...........................           --           (14,527)           --              (830)
        Tier III ..........................           --            (5,212)           --              (380)
        Tier IV ...........................           --            (3,161)           --              (272)
        Tier V ............................           --            (4,202)           --              (359)
  Variable account fee (notes 2 and 5) ....       (233,603)        (85,955)        (12,583)         (5,156)
                                              ------------    ------------    ------------    ------------
    Net investment activity ...............       (233,603)       (248,263)         66,848          67,950

  Proceeds from mutual fund shares sold ...      2,444,260       3,596,174         420,568         652,088
  Cost of mutual fund shares sold .........     (1,583,274)     (2,502,021)       (385,753)       (548,412)
                                              ------------    ------------    ------------    ------------
  Realized gain (loss) on investments .....        860,986       1,094,153          34,815         103,676
  Change in unrealized gain (loss)
    on investments ........................      7,760,639       8,646,546         316,203         (90,212)
                                              ------------    ------------    ------------    ------------
    Net gain (loss) on investments ........      8,621,625       9,740,699         351,018          13,464
                                              ------------    ------------    ------------    ------------
  Reinvested capital gains ................           --              --              --              --
                                              ------------    ------------    ------------    ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................      8,388,022       9,492,436         417,866          81,414
                                              ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      6,043,847       6,166,263          48,032          88,176
  Transfers between funds .................       (630,245)     (1,208,288)       (378,138)       (228,477)
  Redemptions .............................     (3,272,275)     (3,722,716)        (62,891)       (412,740)
  Contingent deferred sales charge (note 2)           --              --              --              --
  Adjustments to maintain reserves ........          6,939             376              80              (3)
                                              ------------    ------------    ------------    ------------
      Net equity transactions .............      2,148,266       1,235,635        (392,917)       (553,044)

NET CHANGE IN CONTRACT OWNERS' EQUITY .....     10,536,288      10,728,071          24,949        (471,630)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     72,154,189      52,572,713       3,272,145       4,042,905
                                              ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 82,690,477      63,300,784       3,297,094       3,571,275
                                              ============    ============    ============    ============

                                                          FEDBDFD                      FEDUSGVT
                                              ----------------------------   --------------------------
                                                   1999            1998         1999           1998
                                              ------------    ------------   ------------   ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................         18,903            --          263,398        126,965
  Mortality and expense charges (note 2) ..           --              --             --           (7,646)
  Administration charges (note 2):
        Tier I ............................           --              --             --           (3,257)
        Tier II ...........................           --              --             --           (1,064)
        Tier III ..........................           --              --             --             (399)
        Tier IV ...........................           --              --             --             (291)
        Tier V ............................           --              --             --             (392)
  Variable account fee (notes 2 and 5) ....         (1,489)           --          (46,996         (6,867)
                                              ------------    ------------   ------------   ------------
    Net investment activity ...............         17,414            --          216,402        107,049

  Proceeds from mutual fund shares sold ...      2,130,973            --        4,782,059      3,685,841
  Cost of mutual fund shares sold .........     (2,140,974)           --       (4,779,245     (3,639,927)
                                              ------------    ------------   ------------   ------------
  Realized gain (loss) on investments .....        (10,001)           --            2,814         45,914
  Change in unrealized gain (loss)
    on investments ........................        (19,931)           --         (380,681        (35,344)
                                              ------------    ------------   ------------   ------------
    Net gain (loss) on investments ........        (29,932)           --         (377,867         10,570
                                              ------------    ------------   ------------   ------------
  Reinvested capital gains ................           --              --             --             --
                                              ------------    ------------   ------------   ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        (12,518)           --         (161,465        117,619
                                              ------------    ------------   ------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        132,331            --        1,429,103        534,013
  Transfers between funds .................        246,380            --          442,755        603,625
  Redemptions .............................        (13,444)           --         (574,617       (362,265)
  Contingent deferred sales charge (note 2)           --              --             --             --
  Adjustments to maintain reserves ........             44            --             (694             51
                                              ------------    ------------   ------------   ------------
      Net equity transactions .............        365,311            --        1,297,935        775,424

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        352,793            --        1,136,470        893,043
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        272,837            --       10,635,768      4,297,707
                                              ------------    ------------   ------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        625,630            --       11,772,238      5,190,750
                                              ============    ============   ============   ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        FAGROPPA                  FAHIYLD
                                               ---------------------------  ----------------------
                                                   1999             1998       1999        1998
                                               ------------     ----------  ----------  ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $       --             --        19,525        --
  Mortality and expense charges (note 2)  .            --             --          --          --
  Administration charges (note 2):
        Tier I ............................            --             --          --          --
        Tier II ...........................            --             --          --          --
        Tier III ..........................            --             --          --          --
        Tier IV ...........................            --             --          --          --
        Tier V ............................            --             --          --          --
  Variable account fee (notes 2 and 5) ....          (2,876)          --        (1,570)       --
                                               ------------     ----------  ----------  ----------
    Net investment activity ...............          (2,876)          --        17,955        --

  Proceeds from mutual fund shares sold ...         156,102           --     4,944,291        --
  Cost of mutual fund shares sold .........        (148,019)          --    (4,919,686)       --
                                               ------------     ----------  ----------  ----------
  Realized gain (loss) on investments .....           8,083           --        24,605        --
  Change in unrealized gain (loss)
    on investments ........................          84,740           --        (8,329)       --
                                               ------------     ----------  ----------  ----------
    Net gain (loss) on investments ........          92,823           --        16,276        --
                                               ------------     ----------  ----------  ----------
  Reinvested capital gains ................              54           --          --          --
                                               ------------     ----------  ----------  ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................          90,001           --        34,231        --
                                               ------------     ----------  ----------  ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         626,526           --       101,138        --
  Transfers between funds .................         732,751           --       450,585        --
  Redemptions .............................         (15,248)          --       (19,102)       --
  Contingent deferred sales charge (note 2)            --             --          --          --
  Adjustments to maintain reserves ........              (7)          --           (51)       --
                                               ------------     ----------  ----------  ----------
      Net equity transactions .............       1,344,022           --       532,570        --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       1,434,023           --       566,801        --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          87,633           --        62,514        --
                                               ------------     ----------  ----------  ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $  1,521,656           --       629,315        --
                                               ============     ==========  ==========  ==========

                                                        FIDCAPINC                  FIDCONTR
                                                 ----------------------   ----------------------------
                                                    1999       1998            1999            1998
                                                 ----------  ----------   -----------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................        107,296     119,062           --               --
  Mortality and expense charges (note 2)  .           --        (4,504)          --           (567,716)
  Administration charges (note 2):
        Tier I ............................           --        (1,630)          --           (257,062)
        Tier II ...........................           --          (466)          --            (84,899)
        Tier III ..........................           --          (651)          --            (40,425)
        Tier IV ...........................           --          (216)          --            (16,521)
        Tier V ............................           --          (146)          --            (20,187)
  Variable account fee (notes 2 and 5) ....         (9,851)     (3,747)    (2,011,429)        (528,576)
                                                ----------  ----------   ------------     ------------
    Net investment activity ...............         97,445     107,702     (2,011,429)      (1,515,386)

  Proceeds from mutual fund shares sold ...        213,439     161,820      7,440,467       10,934,922
  Cost of mutual fund shares sold .........       (153,943)   (106,887)    (3,942,766)      (6,624,043)
                                                ----------  ----------   ------------     ------------
  Realized gain (loss) on investments .....         59,496      54,933      3,497,701        4,310,879
  Change in unrealized gain (loss)
    on investments ........................        124,215      39,887     46,622,489       52,583,146
                                                ----------  ----------   ------------     ------------
    Net gain (loss) on investments ........        183,711      94,820     50,120,190       56,894,025
                                                ----------  ----------   ------------     ------------
  Reinvested capital gains ................         23,505        --        4,238,225          485,601
                                                ----------  ----------   ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        304,661     202,522     52,346,986       55,864,240
                                                ----------  ----------   ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................           (229)       --       41,398,347       40,669,128
  Transfers between funds .................       (115,130)   (104,622)       573,177      (10,981,751)
  Redemptions .............................        (61,902)    (45,576)   (17,638,652)     (17,720,488)
  Contingent deferred sales charge (note 2)           --          --             (472)             (81)
  Adjustments to maintain reserves ........         (2,057)        (51)        10,813       (1,021,022)
                                                ----------  ----------   ------------     ------------
      Net equity transactions .............       (179,318)   (150,249)    24,343,213       10,945,786

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        125,343      52,273     76,690,199       66,810,026
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,516,385   2,658,020    456,635,655      320,987,870
                                                ----------  ----------   ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      2,641,728   2,710,293    533,325,854      387,797,896
                                                ==========  ==========   ============     ============

                                                                     (Continued)

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                         FIDEQINC                              FIDMGIN
                                               -------------------------------     -------------------------------
                                                    1999              1998              1999              1998
                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $   2,571,869         3,180,895           354,694           266,931
  Mortality and expense charges (note 2) ..             --            (623,980)             --            (222,583)
  Administration charges (note 2):
        Tier I ............................             --            (255,098)             --            (105,291)
        Tier II ...........................             --             (88,544)             --             (32,343)
        Tier III ..........................             --             (58,706)             --             (16,644)
        Tier IV ...........................             --             (13,364)             --              (5,847)
        Tier V ............................             --             (29,581)             --              (6,842)
  Variable account fee (notes 2 and 5) ....       (1,561,177)         (560,170)         (796,114)         (208,946)
                                               -------------     -------------     -------------     -------------
    Net investment activity ...............        1,010,692         1,551,452          (441,420)         (331,565)

  Proceeds from mutual fund shares sold ...       28,529,915         7,820,696         4,539,146         5,787,371
  Cost of mutual fund shares sold .........      (12,120,569)       (3,352,630)       (2,403,322)       (3,915,333)
                                               -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .....       16,409,346         4,468,066         2,135,824         1,872,038
  Change in unrealized gain (loss)
    on investments ........................       24,994,455        28,499,976        11,496,633        17,052,524
                                               -------------     -------------     -------------     -------------
    Net gain (loss) on investments ........       41,403,801        32,968,042        13,632,457        18,924,562
                                               -------------     -------------     -------------     -------------
  Reinvested capital gains ................        5,331,198         4,242,353        11,088,055         3,496,797
                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       47,745,691        38,761,847        24,279,092        22,089,794
                                               -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       20,260,499        29,048,951        15,217,670        13,753,593
  Transfers between funds .................      (26,540,268)       (5,330,428)        5,226,413        (2,545,429)
  Redemptions .............................      (17,186,637)      (14,128,421)       (6,897,952)       (7,891,274)
  Contingent deferred sales charge (note 2)             (421)             --                (108)             --
  Adjustments to maintain reserves ........           10,953             1,226             6,027            16,520
                                               -------------     -------------     -------------     -------------
      Net equity transactions .............      (23,455,874)        9,591,328        13,552,050         3,333,410

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       24,289,817        48,353,175        37,831,142        25,423,204
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      391,476,242       353,408,823       176,040,685       124,447,078
                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 415,766,059       401,761,998       213,871,827       149,870,282
                                               =============     =============     =============     =============


                                                           FIDOTC                              FIDPURTN
                                               -------------------------------     -------------------------------
                                                    1999              1998             1999              1998
                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................             --                --             776,915           577,275
  Mortality and expense charges (note 2) ..             --             (56,312)             --             (56,845)
  Administration charges (note 2):
        Tier I ............................             --             (23,953)             --             (27,997)
        Tier II ...........................             --              (7,847)             --              (8,254)
        Tier III ..........................             --              (3,832)             --              (3,757)
        Tier IV ...........................             --              (1,682)             --              (1,311)
        Tier V ............................             --              (2,788)             --              (1,765)
  Variable account fee (notes 2 and 5) ....         (233,358)          (50,993)         (191,545)          (54,356)
                                               -------------     -------------     -------------     -------------
    Net investment activity ...............         (233,358)         (147,407)          585,370           422,990

  Proceeds from mutual fund shares sold ...        5,766,658         6,903,777         2,121,455         1,002,201
  Cost of mutual fund shares sold .........       (3,696,747)       (6,024,634)       (1,621,282)         (736,972)
                                               -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .....        2,069,911           879,143           500,173           265,229
  Change in unrealized gain (loss)
    on investments ........................        7,889,062         4,962,341           868,512         2,751,594
                                               -------------     -------------     -------------     -------------
    Net gain (loss) on investments ........        9,958,973         5,841,484         1,368,685         3,016,823
                                               -------------     -------------     -------------     -------------
  Reinvested capital gains ................             --                --                --                --
                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        9,725,615         5,694,077         1,954,055         3,439,813
                                               -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        7,123,396         5,378,266         4,608,888         4,982,878
  Transfers between funds .................       10,389,835        (2,095,746)          123,413           (43,392)
  Redemptions .............................       (2,769,717)       (2,111,561)       (2,163,031)       (1,358,768)
  Contingent deferred sales charge (note 2)               (1)             --                --                --
  Adjustments to maintain reserves ........            1,847           (65,270)              871               180
                                               -------------     -------------     -------------     -------------
      Net equity transactions .............       14,745,360         1,105,689         2,570,141         3,580,898

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       24,470,975         6,799,766         4,524,196         7,020,711
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       47,287,448        31,504,325        43,829,300        31,672,502
                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       71,758,423        38,304,091        48,353,496        38,693,213
                                               =============     =============     =============     =============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        INVDYNAM                        INVTOTRET
                                               ---------------------------    ----------------------------
                                                   1999             1998          1999            1998
                                               ------------     ----------    ------------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $       --             --             7,979           --
  Mortality and expense charges (note 2)  .            --             --              --             --
  Administration charges (note 2):
        Tier I ............................            --             --              --             --
        Tier II ...........................            --             --              --             --
        Tier III ..........................            --             --              --             --
        Tier IV ...........................            --             --              --             --
        Tier V ............................            --             --              --             --
  Variable account fee (notes 2 and 5) ....          (4,482)          --            (1,809)          --
                                               ------------     ----------    ------------     ----------
    Net investment activity ...............          (4,482)          --             6,170           --

  Proceeds from mutual fund shares sold ...       5,974,525           --           262,748           --
  Cost of mutual fund shares sold .........      (5,737,903)          --          (253,795)          --
                                               ------------     ----------    ------------     ----------
  Realized gain (loss) on investments .....         236,622           --             8,953           --
  Change in unrealized gain (loss)
    on investments ........................         216,978           --            31,121           --
                                               ------------     ----------    ------------     ----------
    Net gain (loss) on investments ........         453,600           --            40,074           --
                                               ------------     ----------    ------------     ----------
  Reinvested capital gains ................            --             --              --             --
                                               ------------     ----------    ------------     ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................         449,118           --            46,244           --
                                               ------------     ----------    ------------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         755,725           --           222,950           --
  Transfers between funds .................       2,539,165           --           674,308           --
  Redemptions .............................         (34,049)          --            (8,502)          --
  Contingent deferred sales charge (note 2)            --             --              --             --
  Adjustments to maintain reserves ........             (10)          --                (6)          --
                                               ------------     ----------    ------------     ----------
      Net equity transactions .............       3,260,831           --           888,750           --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       3,709,949           --           934,994           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         385,760           --            26,659           --
                                               ------------     ----------    ------------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $  4,095,709           --           961,653           --
                                               ============     ==========    ============     ==========


                                                          INVCOAM                            MASFIP
                                               -----------------------------     -----------------------------
                                                    1999            1998            1999               1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................         749,076          621,007           94,368           48,577
  Mortality and expense charges (note 2)  .            --           (127,492)            --             (5,072)
  Administration charges (note 2):
        Tier I ............................            --            (61,970)            --             (2,754)
        Tier II ...........................            --            (20,869)            --               (559)
        Tier III ..........................            --             (8,660)            --               (163)
        Tier IV ...........................            --             (2,452)            --               (129)
        Tier V ............................            --             (3,596)            --               (216)
  Variable account fee (notes 2 and 5) ....        (418,634)        (118,749)         (25,186)          (5,637)
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............         330,442          277,219           69,182           34,047


  Proceeds from mutual fund shares sold ...       2,348,402        4,174,436        1,087,579          583,411
  Cost of mutual fund shares sold .........      (1,358,009)      (2,508,333)      (1,126,190)        (573,360)
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....         990,393        1,666,103          (38,611)          10,051
  Change in unrealized gain (loss)
    on investments ........................       9,152,798        6,471,724         (133,592)          49,245
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........      10,143,191        8,137,827         (172,203)          59,296
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................         926,774          840,003             --               --
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................      11,400,407        9,255,049         (103,021)          93,343
                                               ------------     ------------     ------------     ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       7,119,942        7,529,270          610,373          478,859
  Transfers between funds .................         162,925          110,599           92,454          907,937
  Redemptions .............................      (4,133,825)      (5,658,965)        (327,072)        (147,121)
  Contingent deferred sales charge (note 2)            --               --               --               --
  Adjustments to maintain reserves ........           3,311              298              415               (1)
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............       3,152,353        1,981,202          376,170        1,239,674


NET CHANGE IN CONTRACT OWNERS' EQUITY .....      14,552,760       11,236,251          273,149        1,333,017
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      94,504,873       72,152,047        6,005,900        2,695,678
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     109,057,633       83,388,298        6,279,049        4,028,695
                                               ============     ============     ============     ============


                                                                     (Continued)

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                         MFSGRSTK                           MFSGROPP
                                               -----------------------------     -----------------------------
                                                   1999             1998             1999              1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $       --               --               --               --
  Mortality and expense charges (note 2)  .            --            (23,366)            --            (28,712)
  Administration charges (note 2):
        Tier I ............................            --             (9,627)            --            (12,308)
        Tier II ...........................            --             (3,392)            --             (4,337)
        Tier III ..........................            --             (2,067)            --             (2,562)
        Tier IV ...........................            --               (592)            --               (769)
        Tier V ............................            --             (1,051)            --             (1,026)
  Variable account fee (notes 2 and 5) ....         (71,378)         (20,928)         (76,048)         (25,686)
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............         (71,378)         (61,023)         (76,048)         (75,400)

  Proceeds from mutual fund shares sold ...         774,172          868,954        1,281,255          691,534
  Cost of mutual fund shares sold .........        (490,154)        (691,232)        (862,007)        (463,329)
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....         284,018          177,722          419,248          228,205
  Change in unrealized gain (loss)
    on investments ........................       1,814,817        2,874,464          630,081        2,875,767
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........       2,098,835        3,052,186        1,049,329        3,103,972
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................            --               --            481,649          197,644
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       2,027,457        2,991,163        1,454,930        3,226,216
                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         594,356          653,982          128,341          131,682
  Transfers between funds .................        (337,915)        (284,778)        (311,345)        (102,896)
  Redemptions .............................        (644,459)        (751,845)        (974,833)        (560,863)
  Contingent deferred sales charge (note 2)            --               --               --               --
  Adjustments to maintain reserves ........             516              106            1,165          (90,451)
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............        (387,502)        (382,535)      (1,156,672)        (622,528)

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       1,639,955        2,608,628          298,258        2,603,688
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      17,484,415       12,815,513       19,223,547       15,959,245
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 19,124,370       15,424,141       19,521,805       18,562,933
                                               ============     ============     ============     ============


                                                          MFSHIINC                          MSIEQGROB
                                               -----------------------------     -----------------------------
                                                    1999            1998             1999              1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................         850,513          696,255             --               --
  Mortality and expense charges (note 2)  .            --            (27,020)            --               --
  Administration charges (note 2):
        Tier I ............................            --            (11,010)            --               --
        Tier II ...........................            --             (3,623)            --               --
        Tier III ..........................            --             (2,066)            --               --
        Tier IV ...........................            --               (722)            --               --
        Tier V ............................            --             (1,503)            --               --
  Variable account fee (notes 2 and 5) ....         (73,987)         (24,516)            (826)            --
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............         776,526          625,795             (826)            --


  Proceeds from mutual fund shares sold ...       7,706,200        6,295,734          136,282             --
  Cost of mutual fund shares sold .........      (8,246,177)      (5,973,347)        (126,660)            --
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....        (539,977)         322,387            9,622             --
  Change in unrealized gain (loss)
    on investments ........................         666,938          (93,216)          30,280             --
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........         126,961          229,171           39,902             --
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................            --               --               --               --
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................         903,487          854,966           39,076             --
                                               ------------     ------------     ------------     ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       1,193,245        1,946,586          253,892             --
  Transfers between funds .................      (2,195,326)       1,292,398          186,374             --
  Redemptions .............................        (931,448)      (1,127,215)          (9,935)            --
  Contingent deferred sales charge (note 2)            --               --               --               --
  Adjustments to maintain reserves ........            (283)          (4,501)            (150)            --
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............      (1,933,812)       2,107,268          430,181             --


NET CHANGE IN CONTRACT OWNERS' EQUITY .....      (1,030,325)       2,962,234          469,257             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      18,888,749       14,387,298           27,125             --
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      17,858,424       17,349,532          496,382             --
                                               ============     ============     ============     ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                       NAATAGGR                          NAATCONS
                                               ---------------------------     ---------------------------
                                                   1999            1998            1999            1998
                                               -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $     1,828             205          16,531              13
  Mortality and expense charges (note 2)  .           --              (473)           --               (21)
  Administration charges (note 2):
        Tier I ............................           --              (175)           --                (2)
        Tier II ...........................           --               (97)           --                (1)
        Tier III ..........................           --                (7)           --              --
        Tier IV ...........................           --                (6)           --              --
        Tier V ............................           --               (39)           --                (5)
  Variable account fee (notes 2 and 5) ....         (6,076)         (1,423)         (3,348)           (173)
                                               -----------     -----------     -----------     -----------
    Net investment activity ...............         (4,248)         (2,015)         13,183            (189)

  Proceeds from mutual fund shares sold ...        369,529         225,247         724,426         174,248
  Cost of mutual fund shares sold .........       (364,908)       (213,137)       (685,707)       (173,748)
                                               -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .....          4,621          12,110          38,719             500
  Change in unrealized gain (loss)
    on investments ........................        164,614          11,515         (19,365)          1,247
                                               -----------     -----------     -----------     -----------
    Net gain (loss) on investments ........        169,235          23,625          19,354           1,747
                                               -----------     -----------     -----------     -----------
  Reinvested capital gains ................        102,825            --            13,965            --
                                               -----------     -----------     -----------     -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        267,812          21,610          46,502           1,558
                                               -----------     -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,115,725         634,653         369,368          53,497
  Transfers between funds .................       (289,321)        539,036         409,940          47,987
  Redemptions .............................       (125,968)         (7,486)        (38,806)           --
  Contingent deferred sales charge (note 2)           --              --              --              --
  Adjustments to maintain reserves ........            304           3,400             104               1
                                               -----------     -----------     -----------     -----------
      Net equity transactions .............        700,740       1,169,603         740,606         101,485

NET CHANGE IN CONTRACT OWNERS' EQUITY .....        968,552       1,191,213         787,108         103,043
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,501,100            --           989,837            --
                                               -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 3,469,652       1,191,213       1,776,945         103,043
                                               ===========     ===========     ===========     ===========

                                                          NAATMOD                        NAATMODAGG
                                               ---------------------------     ---------------------------
                                                   1999            1998            1999            1998
                                               -----------     -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................         14,846             292          11,008             884
  Mortality and expense charges (note 2)  .           --              (144)           --              (519)
  Administration charges (note 2):
        Tier I ............................           --               (89)           --              (353)
        Tier II ...........................           --               (22)           --               (42)
        Tier III ..........................           --                (2)           --               (31)
        Tier IV ...........................           --                (1)           --                (1)
        Tier V ............................           --                (3)           --                (6)
  Variable account fee (notes 2 and 5) ....         (7,612)           (770)         (7,071)         (1,284)
                                               -----------     -----------     -----------     -----------
    Net investment activity ...............          7,234            (739)          3,937          (1,352)


  Proceeds from mutual fund shares sold ...        381,104          18,549         302,909          22,264
  Cost of mutual fund shares sold .........       (364,919)        (17,287)       (285,972)        (20,202)
                                               -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .....         16,185           1,262          16,937           2,062
  Change in unrealized gain (loss)
    on investments ........................        109,494          10,551         126,752          36,079
                                               -----------     -----------     -----------     -----------
    Net gain (loss) on investments ........        125,679          11,813         143,689          38,141
                                               -----------     -----------     -----------     -----------
  Reinvested capital gains ................         45,894            --            74,776            --
                                               -----------     -----------     -----------     -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        178,807          11,074         222,402          36,789
                                               -----------     -----------     -----------     -----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,073,717         350,282       1,003,200         606,199
  Transfers between funds .................        (62,321)        337,340         (54,721)        428,474
  Redemptions .............................        (71,161)        (26,781)        (70,803)         (5,257)
  Contingent deferred sales charge (note 2)           --              --              --              --
  Adjustments to maintain reserves ........             74             (50)            228              (8)
                                               -----------     -----------     -----------     -----------
      Net equity transactions .............        940,309         660,791         877,904       1,029,408


NET CHANGE IN CONTRACT OWNERS' EQUITY .....      1,119,116         671,865       1,100,306       1,066,197
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      2,185,401            --         2,305,950            --
                                               -----------     -----------     -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      3,304,517         671,865       3,406,256       1,066,197
                                               ===========     ===========     ===========     ===========

                                                                     (Continued)

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                       NAATMODCON                             NWFUND
                                               -----------------------------     -----------------------------
                                                    1999             1998            1999             1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $     11,489              199          760,012          642,116
  Mortality and expense charges (note 2)  .            --                (80)            --           (181,761)
  Administration charges (note 2):
        Tier I ............................            --                (32)            --            (81,359)
        Tier II ...........................            --                (22)            --            (24,501)
        Tier III ..........................            --                 (7)            --            (13,841)
        Tier IV ...........................            --               --               --             (5,294)
        Tier V ............................            --                 (1)            --             (7,330)
  Variable account fee (notes 2 and 5) ....          (3,520)            (351)        (618,773)        (191,516)
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............           7,969             (294)         141,239          136,514

  Proceeds from mutual fund shares sold ...         639,586           79,479       11,154,686        5,851,107
  Cost of mutual fund shares sold .........        (598,801)         (77,847)      (5,478,320)      (3,043,284)
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....          40,785            1,632        5,676,366        2,807,823
  Change in unrealized gain (loss)
    on investments ........................          (5,184)           3,924        8,739,767       14,303,918
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........          35,601            5,556       14,416,133       17,111,741
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................          17,005             --               --          4,917,925
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................          60,575            5,262       14,557,372       22,166,180
                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         348,424          116,851       31,476,927       23,334,970
  Transfers between funds .................         152,998          233,918      (12,432,465)      18,063,894
  Redemptions .............................        (106,530)          (6,522)     (10,284,791)      (8,408,977)
  Contingent deferred sales charge (note 2)            --               --               (583)            --
  Adjustments to maintain reserves ........             127             --             14,250              966
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............         395,019          344,247        8,773,338       32,990,853

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         455,594          349,509       23,330,710       55,157,033
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................         979,753             --        194,495,092       89,106,304
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $  1,435,347          349,509      217,825,802      144,263,337
                                               ============     ============     ============     ============

                                                          NWGROFD                            NWMYMKT
                                               -----------------------------     -----------------------------
                                                   1999             1998             1999             1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................            --             10,180        1,424,900        1,234,959
  Mortality and expense charges (note 2)  .            --            (13,561)            --            (81,562)
  Administration charges (note 2):
        Tier I ............................            --             (5,900)            --            (30,154)
        Tier II ...........................            --             (2,556)            --             (9,901)
        Tier III ..........................            --               (869)            --             (5,455)
        Tier IV ...........................            --               (216)            --             (3,463)
        Tier V ............................            --               (547)            --             (5,380)
  Variable account fee (notes 2 and 5) ....         (34,899)         (12,022)        (182,780)         (67,435)
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............         (34,899)         (25,491)       1,242,120        1,031,609


  Proceeds from mutual fund shares sold ...         578,924          554,888       40,707,377       28,904,007
  Cost of mutual fund shares sold .........        (331,332)        (354,644)     (40,707,377)     (28,904,007)
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....         247,592          200,244             --               --
  Change in unrealized gain (loss)
    on investments ........................         594,310          918,162             --               --
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........         841,902        1,118,406             --               --
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................            --            291,329             --               --
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................         807,003        1,384,244        1,242,120        1,031,609
                                               ------------     ------------     ------------     ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         159,821          178,340        3,640,004        3,392,800
  Transfers between funds .................         (67,346)        (263,751)       6,714,129        7,416,464
  Redemptions .............................        (558,638)        (356,603)      (4,628,029)      (6,407,716)
  Contingent deferred sales charge (note 2)            --               --               --               --
  Adjustments to maintain reserves ........             242               32           17,989            1,087
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............        (465,921)        (441,982)       5,744,093        4,402,635


NET CHANGE IN CONTRACT OWNERS' EQUITY .....         341,082          942,262        6,986,213        5,434,244
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       8,603,832        7,669,126       61,394,874       44,623,765
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....       8,944,914        8,611,388       68,381,087       50,058,009
                                               ============     ============     ============     ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        NWINDXFDY                       NSATSMCO
                                               --------------------------    ---------------------------
                                                   1999           1998           1999            1998
                                               -----------     ----------    -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $    14,841           --             --              --
  Mortality and expense charges (note 2)  .           --             --             --            (1,123)
  Administration charges (note 2):
        Tier I ............................           --             --             --              (449)
        Tier II ...........................           --             --             --              (280)
        Tier III ..........................           --             --             --               (45)
        Tier IV ...........................           --             --             --               (26)
        Tier V ............................           --             --             --               (41)
  Variable account fee (notes 2 and 5) ....         (8,133)          --          (10,206)         (2,427)
                                               -----------     ----------    -----------     -----------
    Net investment activity ...............          6,708           --          (10,206)         (4,391)

  Proceeds from mutual fund shares sold ...      1,516,556           --        1,739,882       2,786,575
  Cost of mutual fund shares sold .........     (1,420,076)          --       (1,611,791)     (2,742,100)
                                               -----------     ----------    -----------     -----------
  Realized gain (loss) on investments .....         96,480           --          128,091          44,475
  Change in unrealized gain (loss)
    on investments ........................        222,681           --          136,516         (41,036)
                                               -----------     ----------    -----------     -----------
    Net gain (loss) on investments ........        319,161           --          264,607           3,439
                                               -----------     ----------    -----------     -----------
  Reinvested capital gains ................           --             --             --              --
                                               -----------     ----------    -----------     -----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................        325,869           --          254,401            (952)
                                               -----------     ----------    -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      1,956,337           --          846,721       1,026,173
  Transfers between funds .................      2,277,778           --         (315,978)        875,454
  Redemptions .............................       (142,296)          --         (162,340)        (42,465)
  Contingent deferred sales charge (note 2)           --             --             --              --
  Adjustments to maintain reserves ........              1           --            1,007              53
                                               -----------     ----------    -----------     -----------
      Net equity transactions .............      4,091,820           --          369,410       1,859,215

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      4,417,689           --          623,811       1,858,263
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        314,488           --        3,178,896            --
                                               -----------     ----------    -----------     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 4,732,177           --        3,802,707       1,858,263
                                               ===========     ==========    ===========     ===========


                                                        NBGUARD                          NBPARTTR
                                               ---------------------------     ----------------------------
                                                   1999            1998            1999             1998
                                               -----------     -----------     -----------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................        124,179         107,684            --               --
  Mortality and expense charges (note 2)  .           --           (71,447)           --               --
  Administration charges (note 2):
        Tier I ............................           --           (30,092)           --               --
        Tier II ...........................           --           (10,176)           --               --
        Tier III ..........................           --            (4,330)           --               --
        Tier IV ...........................           --            (2,006)           --               --
        Tier V ............................           --            (3,918)           --               --
  Variable account fee (notes 2 and 5) ....       (149,848)        (62,370)           (478)            --
                                               -----------     -----------     -----------     ------------
    Net investment activity ...............        (25,669)        (76,655)           (478)            --


  Proceeds from mutual fund shares sold ...      6,080,665       3,608,524         195,708             --
  Cost of mutual fund shares sold .........     (6,163,875)     (2,996,599)       (177,522)            --
                                               -----------     -----------     -----------     ------------
  Realized gain (loss) on investments .....        (83,210)        611,925          18,186             --
  Change in unrealized gain (loss)
    on investments ........................      5,335,070       4,365,873           4,197             --
                                               -----------     -----------     -----------     ------------
    Net gain (loss) on investments ........      5,251,860       4,977,798          22,383             --
                                               -----------     -----------     -----------     ------------
  Reinvested capital gains ................           --              --              --               --
                                               -----------     -----------     -----------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................      5,226,191       4,901,143          21,905             --
                                               -----------     -----------     -----------     ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      4,042,799       7,218,308          34,782             --
  Transfers between funds .................     (7,137,355)     (4,352,890)         82,994             --
  Redemptions .............................     (1,896,901)     (2,728,254)           (620)            --
  Contingent deferred sales charge (note 2)            (55)           --              --               --
  Adjustments to maintain reserves ........          1,321             352              (2)            --
                                               -----------     -----------     -----------     ------------
      Net equity transactions .............     (4,990,191)        137,516         117,154             --


NET CHANGE IN CONTRACT OWNERS' EQUITY .....        236,000       5,038,659         139,059             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     39,051,746      40,059,033          49,728             --
                                               -----------     -----------     -----------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     39,287,746      45,097,692         188,787             --
                                               ===========     ===========     ===========     ============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        PRBALY                     PRINTY
                                               -----------------------    -----------------------
                                                  1999          1998         1999          1998
                                               ---------     ---------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $   4,215          --          1,377          --
  Mortality and expense charges (note 2)  .         --            --           --            --
  Administration charges (note 2):
        Tier I ............................         --            --           --            --
        Tier II ...........................         --            --           --            --
        Tier III ..........................         --            --           --            --
        Tier IV ...........................         --            --           --            --
        Tier V ............................         --            --           --            --
  Variable account fee (notes 2 and 5) ....         (882)         --           (432)         --
                                               ---------     ---------    ---------     ---------
    Net investment activity ...............        3,333          --            945          --

  Proceeds from mutual fund shares sold ...       30,732          --         44,724          --
  Cost of mutual fund shares sold .........      (29,169)         --        (45,117)         --
                                               ---------     ---------    ---------     ---------
  Realized gain (loss) on investments .....        1,563          --           (393)         --
  Change in unrealized gain (loss)
    on investments ........................       15,035          --          7,267          --
                                               ---------     ---------    ---------     ---------
    Net gain (loss) on investments ........       16,598          --          6,874          --
                                               ---------     ---------    ---------     ---------
  Reinvested capital gains ................         --            --           --            --
                                               ---------     ---------    ---------     ---------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       19,931          --          7,819          --
                                               ---------     ---------    ---------     ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      168,260          --         78,728          --
  Transfers between funds .................      239,742          --        115,163          --
  Redemptions .............................       (8,002)         --           (876)         --
  Contingent deferred sales charge (note 2)         --            --           --            --
  Adjustments to maintain reserves ........           (4)         --             (3)         --
                                               ---------     ---------    ---------     ---------
      Net equity transactions .............      399,996          --        193,012          --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....      419,927          --        200,831          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       71,853          --         24,850          --
                                               ---------     ---------    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 491,780          --        225,681          --
                                               =========     =========    =========     =========

                                                      PRLGCAPGRY                PRLGCPVALY
                                               -----------------------    -----------------------
                                                  1999          1998         1999          1998
                                               ---------     ---------    ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................         --            --            666          --
  Mortality and expense charges (note 2)  .         --            --           --            --
  Administration charges (note 2):
        Tier I ............................         --            --           --            --
        Tier II ...........................         --            --           --            --
        Tier III ..........................         --            --           --            --
        Tier IV ...........................         --            --           --            --
        Tier V ............................         --            --           --            --
  Variable account fee (notes 2 and 5) ....       (1,079)         --           (500)         --
                                               ---------     ---------    ---------     ---------
    Net investment activity ...............       (1,079)         --            166          --


  Proceeds from mutual fund shares sold ...      113,386          --        270,247          --
  Cost of mutual fund shares sold .........     (100,687)         --       (247,534)         --
                                               ---------     ---------    ---------     ---------
  Realized gain (loss) on investments .....       12,699          --         22,713          --
  Change in unrealized gain (loss)
    on investments ........................       49,982          --           (261)         --
                                               ---------     ---------    ---------     ---------
    Net gain (loss) on investments ........       62,681          --         22,452          --
                                               ---------     ---------    ---------     ---------
  Reinvested capital gains ................         --            --           --            --
                                               ---------     ---------    ---------     ---------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       61,602          --         22,618          --
                                               ---------     ---------    ---------     ---------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      368,275          --        105,178          --
  Transfers between funds .................      432,792          --        173,159          --
  Redemptions .............................       (8,035)         --         (1,485)         --
  Contingent deferred sales charge (note 2)         --            --           --            --
  Adjustments to maintain reserves ........          286          --             (3)         --
                                               ---------     ---------    ---------     ---------
      Net equity transactions .............      793,318          --        276,849          --


NET CHANGE IN CONTRACT OWNERS' EQUITY .....      854,920          --        299,467          --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................       82,384          --         38,285          --
                                               ---------     ---------    ---------     ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      937,304          --        337,752          --
                                               =========     =========    =========     =========

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        PRSMCAPY                         OPPGLOB
                                               ---------------------------    ----------------------------
                                                    1999           1998            1999           1998
                                               ------------     ----------    ------------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $        682           --              --             --
  Mortality and expense charges (note 2)  .            --             --              --             --
  Administration charges (note 2):
        Tier I ............................            --             --              --             --
        Tier II ...........................            --             --              --             --
        Tier III ..........................            --             --              --             --
        Tier IV ...........................            --             --              --             --
        Tier V ............................            --             --              --             --
  Variable account fee (notes 2 and 5) ....            (746)          --              (885)          --
                                               ------------     ----------    ------------     ----------
    Net investment activity ...............             (64)          --              (885)          --

  Proceeds from mutual fund shares sold ...         167,636           --           343,497           --
  Cost of mutual fund shares sold .........        (165,455)          --          (319,097)          --
                                               ------------     ----------    ------------     ----------
  Realized gain (loss) on investments .....           2,181           --            24,400           --
  Change in unrealized gain (loss)
    on investments ........................          32,114           --            30,216           --
                                               ------------     ----------    ------------     ----------
    Net gain (loss) on investments ........          34,295           --            54,616           --
                                               ------------     ----------    ------------     ----------
  Reinvested capital gains ................            --             --              --             --
                                               ------------     ----------    ------------     ----------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................          34,231           --            53,731           --
                                               ------------     ----------    ------------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................         162,625           --           156,756           --
  Transfers between funds .................         235,211           --           472,926           --
  Redemptions .............................          (5,339)          --           (14,016)          --
  Contingent deferred sales charge (note 2)            --             --              --             --
  Adjustments to maintain reserves ........            (105)          --                77           --
                                               ------------     ----------    ------------     ----------
      Net equity transactions .............         392,392           --           615,743           --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....         426,623           --           669,474           --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          75,762           --            12,885           --
                                               ------------     ----------    ------------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $    502,385           --           682,359           --
                                               ============     ==========    ============     ==========

                                                         PUTINVFD                          PUTVOYFD
                                               -----------------------------     -----------------------------
                                                    1999             1998            1999             1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................            --               --               --               --
  Mortality and expense charges (note 2)  .            --           (115,931)            --           (360,379)
  Administration charges (note 2):
        Tier I ............................            --            (58,129)            --           (166,907)
        Tier II ...........................            --            (13,427)            --            (51,949)
        Tier III ..........................            --             (8,862)            --            (23,873)
        Tier IV ...........................            --             (2,260)            --            (10,379)
        Tier V ............................            --             (4,242)            --            (13,276)
  Variable account fee (notes 2 and 5) ....        (546,656)        (121,036)      (1,198,863)        (336,809)
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............        (546,656)        (323,887)      (1,198,863)        (963,572)


  Proceeds from mutual fund shares sold ...       7,751,366        4,530,581        7,466,900        6,427,577
  Cost of mutual fund shares sold .........      (4,037,191)      (2,994,709)      (3,653,005)      (3,090,190)
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....       3,714,175        1,535,872        3,813,895        3,337,387
  Change in unrealized gain (loss)
    on investments ........................       9,012,934       13,596,693       35,901,921       31,238,182
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........      12,727,109       15,132,565       39,715,816       34,575,569
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................            --               --               --               --
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................      12,180,453       14,808,678       38,516,953       33,611,997
                                               ------------     ------------     ------------     ------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................      14,731,478       10,107,090       24,884,411       26,393,477
  Transfers between funds .................       3,654,573        9,031,760       (7,944,893)      (2,130,860)
  Redemptions .............................      (7,052,633)      (3,487,916)     (11,843,111)     (11,233,807)
  Contingent deferred sales charge (note 2)            (442)            --               (218)            --
  Adjustments to maintain reserves ........           3,013             (807)           8,424             (492)
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............      11,335,989       15,650,127        5,104,613       13,028,318


NET CHANGE IN CONTRACT OWNERS' EQUITY .....      23,516,442       30,458,805       43,621,566       46,640,315
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     123,169,328       59,923,257      278,412,506      200,390,725
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....     146,685,770       90,382,062      322,034,072      247,031,040
                                               ============     ============     ============     ============

                                                                     (Continued)

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        SEI500IX                              SELGROFD
                                               -------------------------------     -------------------------------
                                                    1999              1998              1999              1998
                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $     721,374           458,878              --                --
  Mortality and expense charges (note 2)  .             --            (118,601)             --             (17,703)
  Administration charges (note 2):
        Tier I ............................             --             (54,008)             --              (7,977)
        Tier II ...........................             --             (14,709)             --              (2,228)
        Tier III ..........................             --              (9,909)             --              (1,141)
        Tier IV ...........................             --              (3,207)             --                (500)
        Tier V ............................             --              (4,702)             --                (871)
  Variable account fee (notes 2 and 5) ....         (586,535)         (126,155)          (59,566)          (16,280)
                                               -------------     -------------     -------------     -------------
    Net investment activity ...............          134,839           127,587           (59,566)          (46,700)

  Proceeds from mutual fund shares sold ...        4,605,106         5,889,475         1,043,975         1,526,073
  Cost of mutual fund shares sold .........       (2,780,161)       (4,045,787)         (734,180)       (1,114,190)
                                               -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .....        1,824,945         1,843,688           309,795           411,883
  Change in unrealized gain (loss)
    on investments ........................       14,495,422         9,787,189         1,122,894         1,580,524
                                               -------------     -------------     -------------     -------------
    Net gain (loss) on investments ........       16,320,367        11,630,877         1,432,689         1,992,407
                                               -------------     -------------     -------------     -------------
  Reinvested capital gains ................             --                --                --                --
                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       16,455,206        11,758,464         1,373,123         1,945,707
                                               -------------     -------------     -------------     -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       23,049,930        21,261,107         1,197,894           810,629
  Transfers between funds .................        6,573,016         9,080,966          (120,915)         (172,500)
  Redemptions .............................       (6,777,718)       (5,516,740)         (567,680)         (614,067)
  Contingent deferred sales charge (note 2)             (582)             --                --                --
  Adjustments to maintain reserves ........            4,753               (11)              112                51
                                               -------------     -------------     -------------     -------------
      Net equity transactions .............       22,849,399        24,825,322           509,411            24,113

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       39,304,605        36,583,786         1,882,534         1,969,820
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      125,708,542        57,955,034        14,140,971         9,706,959
                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 165,013,147        94,538,820        16,023,505        11,676,779
                                               =============     =============     =============     =============

                                                           AIMTREAS                            TRINTSTK
                                               -------------------------------     -------------------------------
                                                     1999              1998            1999              1998
                                               -------------     -------------     -------------     -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................          157,138           120,627              --                --
  Mortality and expense charges (note 2)  .             --              (7,334)             --             (49,478)
  Administration charges (note 2):
        Tier I ............................             --              (2,250)             --             (20,181)
        Tier II ...........................             --                (591)             --              (6,757)
        Tier III ..........................             --                (618)             --              (3,664)
        Tier IV ...........................             --                (880)             --              (1,371)
        Tier V ............................             --                (260)             --              (2,722)
  Variable account fee (notes 2 and 5) ....          (26,340)           (5,705)         (129,394)          (43,084)
                                               -------------     -------------     -------------     -------------
    Net investment activity ...............          130,798           102,989          (129,394)         (127,257)


  Proceeds from mutual fund shares sold ...       19,876,541        23,011,970        28,647,168        27,718,910
  Cost of mutual fund shares sold .........      (19,876,542)      (23,011,970)      (26,646,562)      (27,349,019)
                                               -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .....               (1)             --           2,000,606           369,891
  Change in unrealized gain (loss)
    on investments ........................             --                --            (434,460)        3,545,044
                                               -------------     -------------     -------------     -------------
    Net gain (loss) on investments ........               (1)             --           1,566,146         3,914,935
                                               -------------     -------------     -------------     -------------
  Reinvested capital gains ................              758              --                --                --
                                               -------------     -------------     -------------     -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................          131,555           102,989         1,436,752         3,787,678
                                               -------------     -------------     -------------     -------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................          341,133           311,409         3,032,840         3,644,205
  Transfers between funds .................        1,291,247           406,103        (1,637,670)       (2,458,390)
  Redemptions .............................         (684,737)       (1,345,517)       (1,463,377)       (1,659,493)
  Contingent deferred sales charge (note 2)             --                --                 (82)             --
  Adjustments to maintain reserves ........             (465)             (885)              563               282
                                               -------------     -------------     -------------     -------------
      Net equity transactions .............          947,178          (628,890)          (67,726)         (473,396)


NET CHANGE IN CONTRACT OWNERS' EQUITY .....        1,078,733          (525,901)        1,369,026         3,314,282
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................        6,222,259         4,162,607        33,439,363        28,674,990
                                               -------------     -------------     -------------     -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....        7,300,992         3,636,706        34,808,389        31,989,272
                                               =============     =============     =============     =============

                              NACO VARIABLE ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                 SIX MONTH PERIODS ENDED JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

                                                        TEMFORFD                             WPEMGRO
                                               -----------------------------     -----------------------------
                                                   1999             1998             1999             1998
                                               ------------     ------------     ------------     ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ....................    $       --               --               --               --
  Mortality and expense charges (note 2)  .            --            (82,947)            --               --
  Administration charges (note 2):
        Tier I ............................            --            (37,085)            --               --
        Tier II ...........................            --            (13,197)            --               --
        Tier III ..........................            --             (5,742)            --               --
        Tier IV ...........................            --             (1,897)            --               --
        Tier V ............................            --             (3,279)            --               --
  Variable account fee (notes 2 and 5) ....        (134,246)         (70,578)            (798)            --
                                               ------------     ------------     ------------     ------------
    Net investment activity ...............        (134,246)        (214,725)            (798)            --

  Proceeds from mutual fund shares sold ...      14,551,539        7,112,204          529,133             --
  Cost of mutual fund shares sold .........     (15,753,171)      (6,317,934)        (516,336)            --
                                               ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .....      (1,201,632)         794,270           12,797             --
  Change in unrealized gain (loss)
    on investments ........................      10,123,926          522,872           29,011             --
                                               ------------     ------------     ------------     ------------
    Net gain (loss) on investments ........       8,922,294        1,317,142           41,808             --
                                               ------------     ------------     ------------     ------------
  Reinvested capital gains ................            --               --               --               --
                                               ------------     ------------     ------------     ------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations ........................       8,788,048        1,102,417           41,010             --
                                               ------------     ------------     ------------     ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................       3,744,424        6,532,593          119,389             --
  Transfers between funds .................      (3,439,534)      (5,717,921)         416,268             --
  Redemptions .............................      (1,789,175)      (2,384,421)         (21,574)            --
  Contingent deferred sales charge (note 2)             (83)            --               --               --
  Adjustments to maintain reserves ........           5,504              693              (30)            --
                                               ------------     ------------     ------------     ------------
      Net equity transactions .............      (1,478,864)      (1,569,056)         514,053             --

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       7,309,184         (466,639)         555,063             --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      41,645,492       48,520,128           21,567             --
                                               ------------     ------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....    $ 48,954,676       48,053,489          576,630             --
                                               ============     ============     ============     ============

See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 1999 AND 1998
                                   (UNAUDITED)

(1) Summary of Significant Accounting Policies

    (a) Organization and Nature of Operations

        NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940.The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
        (NACo) Program.

        The Company offers group flexible fund retirement contracts through the NACoVA.The primary distribution for the contracts is through an affiliated sales organization.

    (b) The Contracts

        The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program.Participants in the contracts may invest in any of the following fund sub-accounts:

            American Century:Income & Growth Fund (ACIncGro)

            American Century:Twentieth Century Growth Fund (ACTCGro) (not
              available for contracts issued on or after May 1, 1997)

            American Century:Twentieth Century International Discovery Fund
              (ACTCIntDis)

            American Century:Twentieth Century Ultra Fund, Inc.(ACTCUltra)

            The Bond Fund of America(SM), Inc.(BdFdAm)
              (only available for certain contracts issued beginning
              July 1, 1994)

            Brown Capital Management - Small Company Fund

            Dreyfus Appreciation Fund, Inc.(DryApp)

            Dreyfus Premier Midcap Stock - Class A (DryPreMCap)

            The Dreyfus Third Century Fund, Inc.(Dry3dCen)

            Evergreen Income and Growth Fund - Class Y (EvIncGro)
              (not available for contracts issued on or after October 1, 1993)

            Federated Investment Series Fund, Inc.- Federated Bond Fund -
              Class F (FedBdFd)

            Federated U.S.Government Securities Fund:2-5 Years - Institutional
              Shares (FedUSGvt)

            Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)

            Fidelity Advisor High Yield Fund - Class T (FAHiYld)

            Fidelity Capital & Income Fund (FidCapInc) (formerly Fidelity High
              Income Fund) (not available for contracts issued on or after January 1, 1987)

            Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)

            Fidelity Equity-Income Fund (FidEqInc)

            Fidelity Magellan((R)) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)

            Fidelity OTC Portfolio (FidOTC)

            Fidelity Puritan((R)) Fund (FidPurtn)

            INVESCO Dynamics Fund, Inc.(InvDynam)

            INVESCO Total Return Fund (InvTotRet)

    The Investment Company of America(R) (InvCoAm)
      (only available for certain contracts issued beginning July 1, 1994)

    MAS Funds - Fixed Income Portfolio (MASFIP)

    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk) (not available for contracts issued on or after May 1, 1997)

    MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not available for contracts issued on or after October 1, 1993)

    MFS(R) High Income Fund - Class A (MFSHiInc)

    Morgan Stanley Institutional Fund, Inc.- Equity Growth Portfolio - Class B
      (MSIEqGroB)

    Portfolios of the Nationwide Asset Allocation Trust (NAAT)
      (managed for a fee by an affiliated investment advisor)

         NAAT - The Aggressive Portfolio (NAATAggr)

         NAAT - The Conservative Portfolio (NAATCons)

         NAAT - The Moderate Portfolio (NAATMod)

         NAAT - The Moderately Aggressive Portfolio (NAATModAgg)

         NAAT - The Moderately Conservative Portfolio (NAATModCon)

    Funds of the Nationwide Investing Foundation II
      (managed for a fee by an affiliated investment advisor)

         Nationwide(R) Fund - Class D (NWFund)

         Nationwide(R) Growth Fund - Class D (NWGroFd)
           (not available for contracts issued on or after October 1, 1993)

         Nationwide(R) Money Market Fund (NWMyMkt)

         Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)

    Nationwide(R) Separate Account Trust - Income Fund (NSATInc) (managed for a fee by an affiliated investment advisor)

    Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
      (managed for a fee by an affiliated investment advisor)

    Funds of the Nationwide Investing Foundation III (NIFIII)
      (managed for a fee by an affiliated investment advisor)

         NIF III - Prestige Balanced Fund - Class Y (PrBalY)

         NIF III - Prestige International Fund - Class Y (PrIntY)

         NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)

         NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)

         NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)

    Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)

    Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)

    Oppenheimer Global Fund - Class A (OppGlob)

    Putnam Investors Fund - Class A (PutInvFd)

    Putnam Voyager Fund - Class A (PutVoyFd)

    SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

    Seligman Growth Fund, Inc.- Class A (SelGroFd)

    Short-Term Investments Trust - Treasury Portfolio - Institutional Class
      (AIMTreas)

    T.Rowe Price International Funds, Inc.- International Stock Fund(R)
      (TRIntStk)

    Templeton Foreign Fund - Class I (TemForFd)

    Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)


All of the above funds were being utilized as of June 30, 1999, except the Brown Capital Management Small Company Fund (BRSC) and Nationwide(R) Separate
Account Trust - Income Fund (NSATInc).

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                                 Expense                                         Administration
                                  Tier                Assets (Millions)              Charge
                                ---------              --------------             ------------
                                    I                     Up to $10                   .45%
                                   II                  Over $10 to $25                .40%
                                   III                 Over $25 to $50                .30%
                                   IV                 Over $50 to $150                .20%
                                    V                     Over $150                   .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant (see summary of variable account fees at Note 5).

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1999.

                                                  ASSET                                                                     PERIOD
                                                  CHARGE               UNITS                 UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------               ----------   -----------      -------
     American Century: Income &
        Growth Fund ........................       0.80%             2,283,381               $ 1.199221   $  2,738,278           9%
                                                   0.70%             1,248,747                 1.199973      1,498,463           9%
                                                   0.55%             1,031,771                 1.201101      1,239,261           9%
                                                   0.40%               312,738                 1.202230        375,983           9%
                                                   0.30%                15,191                 1.202983         18,275          10%
                                                   0.25%               149,293                 1.203360        179,653          10%
                                                   0.15%               732,804                 1.204113        882,379          10%

     American Century:
        Twentieth Century Growth Fund ......       0.95%             5,798,265                 8.728775     50,611,751          10%
                                                   0.90%             3,372,803                 8.742590     29,487,034          10%
                                                   0.80%             2,996,503                 8.770283     26,280,179          10%
                                                   0.65%             1,355,267                 8.807591     11,936,637          10%
                                                   0.50%               357,197                 8.755025      3,127,269          11%
                                                   0.40%             2,233,595                 8.831538     19,726,079          11%
                                                   0.30%                20,183                 8.837434        178,366          11%

     American Century: Twentieth Century
        International Discovery Fund .......       0.80%               452,199                 1.297779        586,854          20%
                                                   0.70%               337,468                 1.298592        438,233          20%
                                                   0.55%               363,245                 1.299812        472,150          20%
                                                   0.40%               981,695                 1.301033      1,277,218          20%
                                                   0.25%                97,909                 1.302256        127,503          20%
                                                   0.15%               485,887                 1.303071        633,145          20%

     American Century:
        Twentieth Century Ultra Fund .......       0.95%            63,170,030                 2.592255    163,752,826          12%
                                                   0.90%            29,505,750                 2.596358     76,607,490          12%
                                                   0.80%            24,234,011                 2.604582     63,119,469          12%
                                                   0.65%            10,948,283                 2.615661     28,636,997          12%
                                                   0.50%             3,663,547                 2.600048      9,525,398          12%
                                                   0.40%            26,009,335                 2.622772     68,216,556          12%
                                                   0.30%               319,897                 2.624522        839,577          12%

     The Bond Fund of AmericaSM, Inc. ......       0.95%             2,938,822                 2.439648      7,169,691           0%
                                                   0.90%             1,709,636                 2.443566      4,177,608           0%
                                                   0.80%               919,556                 2.451413      2,254,212           0%
                                                   0.65%               626,610                 2.461979      1,542,701           1%
                                                   0.50%               146,571                 2.447235        358,694           1%
                                                   0.40%               974,484                 2.468837      2,405,842           1%

     Dreyfus Appreciation Fund, Inc. .......       0.80%             1,148,768                 1.149847      1,320,907           6%
                                                   0.70%               837,073                 1.150568        963,109           7%
                                                   0.55%               440,012                 1.151650        506,740           7%
                                                   0.40%               274,100                 1.152733        315,964           7%
                                                   0.30%                10,001                 1.153455         11,536           7%
                                                   0.25%                60,472                 1.153816         69,774           7%
                                                   0.15%               767,380                 1.154540        885,971           7%

                                                  ASSET                                                               PERIOD
                                                  CHARGE               UNITS           UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------         ----------   -----------      -------
     Dreyfus Premier Midcap Stock -
        Class A .............................      0.80%              149,924           1.168193        175,140           3%
                                                   0.70%               45,230           1.168925         52,870           3%
                                                   0.55%               14,660           1.170024         17,153           3%
                                                   0.40%                7,469           1.171124          8,747           3%
                                                   0.30%                  198           1.171857            232           3%
                                                   0.15%              107,304           1.172959        125,863           3%

     The Dreyfus Third Century Fund, Inc. ...      0.80%            6,560,645           5.088727     33,385,331          11%
                                                   0.70%            3,436,877           5.104844     17,544,721          11%
                                                   0.55%            2,404,921           5.078178     12,212,617          11%
                                                   0.40%            1,119,188           5.083262      5,689,126          12%
                                                   0.30%               25,586           5.086655        130,147          12%
                                                   0.25%              313,745           5.088352      1,596,445          12%
                                                   0.15%            2,361,157           5.138197     12,132,090          12%

     Evergreen Income and Growth
        Fund - Class Y ......................      0.95%              475,808           2.708417      1,288,686          14%
                                                   0.90%              260,053           2.712704        705,447          14%
                                                   0.80%              130,911           2.721300        356,248          14%
                                                   0.65%              107,945           2.732879        295,001          14%
                                                   0.50%               24,176           2.716565         65,676          14%
                                                   0.40%              213,857           2.740315        586,036          14%

     Federated Investments Series
        Funds, Inc. - Federated Bond
        Fund - Class F ......................      0.80%              400,244           0.996056        398,665           2%
                                                   0.70%               24,239           0.996681         24,159           2%
                                                   0.55%              121,755           0.997620        121,465           2%
                                                   0.40%                4,178           0.998559          4,172           2%
                                                   0.25%               14,133           0.999499         14,126           2%
                                                   0.15%               63,035           1.000127         63,043           2%

     Federated U.S. Government
        Securities Fund: 2-5 Years -
        Institutional Shares ................      0.95%            3,508,041           1.373316      4,817,649           1%
                                                   0.90%            1,773,007           1.375512      2,438,792           1%
                                                   0.80%            1,036,795           1.379910      1,430,684           1%
                                                   0.65%              664,942           1.385829        921,496           1%
                                                   0.50%              204,483           1.377980        281,773           1%
                                                   0.40%            1,354,213           1.389622      1,881,844           1%

     Fidelity Advisor Growth Opportunities
        Fund - Class A ......................      0.80%              575,860           1.157776        666,717           6%
                                                   0.70%              256,263           1.158501        296,881           6%
                                                   0.55%              315,665           1.159591        366,042           6%
                                                   0.40%              109,392           1.160681        126,969           6%
                                                   0.30%                2,481           1.161409          2,881           7%
                                                   0.25%                2,694           1.161773          3,130           7%
                                                   0.15%               50,784           1.162501         59,036           7%

                                                                     (Continued)

                                                  ASSET                                                              PERIOD
                                                  CHARGE               UNITS          UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------        ----------   -----------      -------
     Fidelity Advisor High Yield Fund -
        Class T ..............................     0.80%               144,819          1.135208        164,400           7%
                                                   0.70%               157,445          1.135970        178,853           7%
                                                   0.55%               173,975          1.137112        197,829           7%
                                                   0.40%                   165          1.138253            188           7%
                                                   0.25%                   156          1.139394            178           7%
                                                   0.15%                77,066          1.140155         87,867           7%

     Fidelity Capital & Income Fund ..........     0.95%               162,411          5.431983        882,214          12%
                                                   0.90%                65,782          5.440667        357,898          13%
                                                   0.80%                54,621          5.458063        298,125          13%
                                                   0.65%               132,968          5.481475        728,861          13%
                                                   0.50%                15,723          5.450430         85,697          13%
                                                   0.40%                52,567          5.496479        288,933          13%

     Fidelity Contrafund .....................     0.95%            81,028,754          2.802442    227,078,383          11%
                                                   0.90%            38,956,164          2.806878    109,345,200          11%
                                                   0.80%            28,969,663          2.815769     81,571,879          11%
                                                   0.65%            12,617,937          2.827747     35,680,333          11%
                                                   0.50%             5,128,470          2.810867     14,415,447          11%
                                                   0.40%            23,006,915          2.835435     65,234,612          11%

     Fidelity Equity-Income Fund .............     0.95%            18,083,472          8.669016    156,765,908          13%
                                                   0.90%            10,527,735          8.682736     91,409,544          13%
                                                   0.80%             6,686,587          8.710240     58,241,778          13%
                                                   0.65%             4,159,500          8.747295     36,384,374          13%
                                                   0.50%             1,240,389          8.695097     10,785,303          13%
                                                   0.40%             7,089,098          8.771095     62,179,152          13%

     Fidelity Magellan(R)Fund ................     0.95%            34,213,283          2.705075     92,549,497          13%
                                                   0.90%            15,921,230          2.709355     43,136,264          13%
                                                   0.80%            12,637,230          2.717936     34,347,182          13%
                                                   0.65%             5,423,136          2.729496     14,802,428          13%
                                                   0.50%             1,998,390          2.713207      5,422,046          13%
                                                   0.40%             8,628,109          2.736916     23,614,410          14%

     Fidelity OTC Portfolio ..................     0.95%             9,085,104          2.995211     27,211,803          18%
                                                   0.90%             4,398,943          2.999952     13,196,618          18%
                                                   0.80%             3,571,270          3.009454     10,747,573          18%
                                                   0.65%             1,812,671          3.022255      5,478,354          18%
                                                   0.50%               447,882          3.004209      1,345,531          18%
                                                   0.40%             4,546,672          3.030468     13,778,544          18%

     Fidelity Puritan(R)Fund .................     0.95%            11,389,674          1.921981     21,890,737           4%
                                                   0.90%             5,586,154          1.925023     10,753,475           4%
                                                   0.80%             3,910,038          1.931122      7,550,760           4%
                                                   0.65%             1,292,233          1.939338      2,506,077           4%
                                                   0.50%               583,906          1.927766      1,125,634           4%
                                                   0.40%             2,327,871          1.944615      4,526,813           5%

     INVESCO Dynamics Fund, Inc. .............     0.80%               817,868          1.462158      1,195,852          25%
                                                   0.70%               591,448          1.463073        865,332          25%
                                                   0.55%               345,990          1.464447        506,684          25%
                                                   0.40%               234,030          1.465822        343,046          25%
                                                   0.30%                 2,054          1.466740          3,013          25%
                                                   0.25%                21,918          1.467199         32,158          25%
                                                   0.15%               783,060          1.468117      1,149,624          25%

                                                  ASSET                                                             PERIOD
                                                  CHARGE               UNITS         UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------       ----------   -----------      -------
     INVESCO Total Return Fund ..............      0.80%                440,039         1.086833        478,249           6%
                                                   0.70%                 75,918         1.087514         82,562           6%
                                                   0.55%                 99,591         1.088537        108,408           6%
                                                   0.40%                154,799         1.089561        168,663           6%
                                                   0.15%                113,419         1.091270        123,771           7%

     The Investment Company of America(R) ...      0.95%             16,038,870         3.099457     49,711,788          12%
                                                   0.90%              7,629,423         3.104361     23,684,483          12%
                                                   0.80%              5,107,617         3.114194     15,906,110          12%
                                                   0.65%              2,042,065         3.127440      6,386,436          12%
                                                   0.50%                843,625         3.108779      2,622,644          12%
                                                   0.40%              3,426,772         3.135946     10,746,172          12%

     MAS Funds - Fixed Income Portfolio .....      0.95%              1,985,573         1.388677      2,757,320           2%
                                                   0.90%              1,079,650         1.390876      1,501,659           2%
                                                   0.80%                429,398         1.395285        599,133           2%
                                                   0.65%                313,288         1.401225        438,987           2%
                                                   0.50%                 37,064         1.392861         51,625           2%
                                                   0.40%                662,134         1.405040        930,325           2%

     Massachusetts Investors Growth
        Stock Fund - Class A ................      0.95%                289,272        24.727266      7,152,906          12%
                                                   0.90%                150,735        24.766394      3,733,162          12%
                                                   0.80%                130,975        24.844835      3,254,052          12%
                                                   0.65%                 65,664        24.950504      1,638,350          12%
                                                   0.50%                 16,984        24.801612        421,231          12%
                                                   0.40%                116,901        25.018337      2,924,669          12%

     MFS(R) Growth Opportunities Fund -
        Class A .............................      0.95%                619,045        12.442378      7,702,392           8%
                                                   0.90%                349,901        12.462075      4,360,493           8%
                                                   0.80%                200,812        12.501562      2,510,464           8%
                                                   0.65%                179,088        12.554756      2,248,406           8%
                                                   0.50%                 30,857        12.479798        385,089           8%
                                                   0.40%                183,889        12.588902      2,314,961           8%

     MFS(R)High Income Fund - Class A .......      0.95%              1,214,667         6.468788      7,857,423           5%
                                                   0.90%                565,536         6.479120      3,664,176           5%
                                                   0.80%                286,557         6.499837      1,862,574           5%
                                                   0.65%                235,741         6.527717      1,538,851           5%
                                                   0.50%                 45,230         6.490747        293,576           5%
                                                   0.40%                403,604         6.545585      2,641,824           5%

     Morgan Stanley Institutional
        Fund, Inc. - Equity Growth
        Portfolio - Class B .................      0.80%                195,845         1.271311        248,980          15%
                                                   0.70%                 27,329         1.272107         34,765          15%
                                                   0.55%                 39,125         1.273302         49,818          15%
                                                   0.40%                 43,687         1.274499         55,679          15%
                                                   0.15%                 83,933         1.276496        107,140          15%

     NAAT - The Aggressive Portfolio ........      0.70%              1,135,421         1.248176      1,417,205           8%
                                                   0.60%                436,596         1.246600        544,261           8%
                                                   0.45%                243,656         1.247848        304,046           8%
                                                   0.25%                188,043         1.249515        234,963           9%
                                                   0.15%                    168         1.250350            210           9%
                                                   0.00%                770,286         1.257931        968,967           9%

                                                  ASSET                                                              PERIOD
                                                  CHARGE               UNITS          UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------        ----------   -----------      -------
     NAAT - The Conservative Portfolio .........   0.70%               444,672          1.137440        505,788           2%
                                                   0.60%               196,339          1.136005        223,042           2%
                                                   0.45%               610,789          1.137144        694,555           3%
                                                   0.25%               107,449          1.138665        122,348           3%
                                                   0.10%                 6,106          1.139806          6,960           3%
                                                   0.00%               195,626          1.146331        224,252           3%

     NAAT - The Moderate Portfolio .............   0.70%             1,685,331          1.214120      2,046,194           6%
                                                   0.60%               366,868          1.212587        444,859           6%
                                                   0.45%               230,540          1.213802        279,830           6%
                                                   0.25%                39,477          1.215424         47,981           6%
                                                   0.15%                   170          1.216236            207           6%
                                                   0.10%                29,005          1.216642         35,289           6%
                                                   0.00%               367,893          1.223608        450,157           6%

     NAAT - The Moderately Aggressive
        Portfolio ..............................   0.70%             1,384,816          1.221979      1,692,216           7%
                                                   0.60%               438,230          1.220436        534,832           7%
                                                   0.45%               193,947          1.221659        236,937           7%
                                                   0.25%               339,926          1.223292        415,829           7%
                                                   0.10%                25,102          1.224517         30,738           7%
                                                   0.00%               402,511          1.231529        495,704           7%

     NAAT - The Moderately Conservative
        Portfolio ..............................   0.70%               705,660          1.181056        833,424           4%
                                                   0.60%               154,279          1.179565        181,982           4%
                                                   0.45%               149,105          1.180748        176,055           4%
                                                   0.25%                17,730          1.182326         20,963           5%
                                                   0.15%                   967          1.183511          1,144           5%
                                                   0.00%               186,324          1.190287        221,779           5%

     Nationwide(R)Fund - Class D ...............   0.95%                 1,458         28.557835         41,637           7%
                                                   0.80%             3,471,217         28.693619     99,601,778           7%
                                                   0.70%             1,466,098         28.784496     42,200,892           7%
                                                   0.55%             1,003,019         28.634249     28,720,696           7%
                                                   0.40%               504,609         28.662955     14,463,585           7%
                                                   0.30%                23,839         28.682108        683,753           7%
                                                   0.25%               107,449         28.691689      3,082,893           7%
                                                   0.15%             1,001,998         28.972681     29,030,568           7%

     Nationwide(R)Growth Fund - Class D ........   0.95%               650,259          5.174981      3,365,078          10%
                                                   0.90%               424,100          5.183171      2,198,183          10%
                                                   0.80%               276,757          5.199590      1,439,023          10%
                                                   0.65%                86,210          5.221710        450,164          10%
                                                   0.50%                31,528          5.190545        163,648          10%
                                                   0.40%               252,169          5.235912      1,320,335          10%
                                                   0.30%                 1,619          5.239407          8,483          10%

     Nationwide(R)Money Market Fund ............   0.80%             7,289,018          3.195439     23,291,612           2%
                                                   0.70%             3,820,078          3.205646     12,245,818           2%
                                                   0.55%             3,143,466          3.189770     10,026,934           2%
                                                   0.40%             2,700,969          3.217929      8,691,526           2%
                                                   0.30%               101,482          3.195766        324,313           2%
                                                   0.25%               728,286          3.196965      2,328,305           2%
                                                   0.15%             3,585,897          3.199361     11,472,579           2%

                                                  ASSET                                                            PERIOD
                                                  CHARGE               UNITS        UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------      ----------   -----------      -------
     Nationwide(R)S&P 500 Index Fund -
        Class Y ..............................     0.80%            1,483,187        1.217120      1,805,217          11%
                                                   0.70%            1,023,525        1.217883      1,246,534          11%
                                                   0.55%              400,861        1.219028        488,661          11%
                                                   0.40%              193,851        1.220173        236,532          12%
                                                   0.25%               37,613        1.221320         45,938          12%
                                                   0.15%              744,052        1.222085        909,295          12%

     Nationwide(R) SAT -
        Small Company Fund ...................     0.80%            1,514,784        1.032840      1,564,530           7%
                                                   0.70%              682,956        1.034551        706,553           7%
                                                   0.55%              613,281        1.033035        633,541           7%
                                                   0.40%              506,429        1.038225        525,787           7%
                                                   0.30%                2,694        1.034760          2,788           7%
                                                   0.25%               13,784        1.035106         14,268           7%
                                                   0.15%              342,963        1.035797        355,240           8%

     Neuberger & Berman Equity Funds(R) -
        Guardian Fund ........................     0.95%            7,934,492        1.981549     15,722,585          15%
                                                   0.90%            3,924,184        1.984686      7,788,273          15%
                                                   0.80%            2,709,186        1.990974      5,393,919          15%
                                                   0.65%            1,321,286        1.999446      2,641,840          15%
                                                   0.50%              269,256        1.987507        535,148          15%
                                                   0.40%            3,594,208        2.004887      7,205,981          15%

     Neuberger & Berman Equity Trust(R) -
        Partners Trust .......................     0.80%               44,495        1.173242         52,203          13%
                                                   0.70%               16,010        1.173977         18,795          13%
                                                   0.55%               91,928        1.175081        108,023          13%
                                                   0.40%                6,570        1.176186          7,728          13%
                                                   0.25%                   34        1.177292             40          13%
                                                   0.15%                1,696        1.178029          1,998          13%

     NIF III - Prestige Balanced Fund -
        Class Y ..............................     0.70%              217,476        1.123065        244,240           6%
                                                   0.60%               99,953        1.123769        112,324           6%
                                                   0.45%               44,148        1.124826         49,659           6%
                                                   0.25%               63,869        1.126237         71,932           6%
                                                   0.00%               12,079        1.128003         13,625           6%

     NIF III - Prestige International Fund -
        Class Y ..............................     0.70%               85,408        1.136820         97,094           4%
                                                   0.60%               49,651        1.137532         56,480           4%
                                                   0.45%               51,573        1.138602         58,721           4%
                                                   0.25%                8,266        1.140030          9,423           4%
                                                   0.00%                3,471        1.141817          3,963           4%

     NIF III - Prestige Large Cap Growth
        Fund - Class Y .......................     0.70%              234,516        1.279533        300,071          12%
                                                   0.60%              169,868        1.280334        217,488          12%
                                                   0.45%               36,665        1.281537         46,988          12%
                                                   0.25%               43,753        1.283142         56,141          13%
                                                   0.00%              246,365        1.285152        316,616          13%

                                                  ASSET                                                                     PERIOD
                                                  CHARGE               UNITS                 UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------               ----------   -----------      -------
     NIF III - Prestige Large Cap Value
        Fund - Class Y .......................     0.70%              96,259                 1.142937        110,018           9%
                                                   0.60%              63,473                 1.143654         72,591           9%
                                                   0.45%              19,272                 1.144729         22,061           9%
                                                   0.25%              24,660                 1.146165         28,264           9%
                                                   0.00%              91,308                 1.147962        104,818           9%

     NIF III - Prestige Small Cap Fund -
        Class Y ..............................     0.70%             263,069                 1.151053        302,806           6%
                                                   0.60%              66,664                 1.151775         76,782           6%
                                                   0.45%              32,680                 1.152858         37,675           6%
                                                   0.25%              14,544                 1.154304         16,788           6%
                                                   0.00%              59,107                 1.156115         68,334           6%

     Oppenheimer Global Fund - Class A .......     0.80%             139,984                 1.256002        175,820          14%
                                                   0.70%             169,309                 1.256789        212,786          14%
                                                   0.55%             100,789                 1.257970        126,790          14%
                                                   0.40%              27,364                 1.259153         34,455          14%
                                                   0.30%               1,037                 1.259941          1,307          14%
                                                   0.25%                 732                 1.260336            923          14%
                                                   0.15%             103,303                 1.261125        130,278          14%

     Putnam Investors Fund - Class A .........     0.95%           2,574,795                26.548840     68,357,820           9%
                                                   0.90%           1,091,988                26.590852     29,036,891           9%
                                                   0.80%             610,337                26.675073     16,280,784           9%
                                                   0.65%             355,521                26.788534      9,523,886           9%
                                                   0.50%              65,893                26.628675      1,754,643           9%
                                                   0.40%             790,494                26.861371     21,233,753           9%
                                                   0.30%              18,527                26.879300        497,993          10%

     Putnam Voyager Fund - Class A ...........     0.95%          26,685,052                 5.358891    143,002,285          14%
                                                   0.90%          12,071,160                 5.367374     64,790,430          14%
                                                   0.80%           8,281,073                 5.384380     44,588,444          14%
                                                   0.65%           4,306,976                 5.407289     23,289,064          14%
                                                   0.50%           1,144,944                 5.375000      6,154,074          14%
                                                   0.40%           7,325,549                 5.421991     39,719,061          14%
                                                   0.30%              90,444                 5.425609        490,714          14%

     SEI Index Funds -
        S&P 500 Index Portfolio ..............     0.95%          32,844,584                 2.133081     70,060,158          12%
                                                   0.90%          15,098,854                 2.136453     32,257,992          12%
                                                   0.80%          10,780,677                 2.143213     23,105,287          12%
                                                   0.65%           5,971,577                 2.152321     12,852,751          12%
                                                   0.50%           1,150,162                 2.139496      2,460,767          12%
                                                   0.40%          11,248,487                 2.158174     24,276,192          12%

     Seligman Growth Fund, Inc. - Class A. ...     0.95%             345,828                18.367764      6,352,087           9%
                                                   0.90%             194,622                18.396831      3,580,428           9%
                                                   0.80%             101,922                18.455104      1,880,981           9%
                                                   0.65%              64,855                18.533606      1,201,997           9%
                                                   0.50%              14,395                18.423008        265,199          10%
                                                   0.40%             147,590                18.584004      2,742,813          10%

                                                  ASSET                                                                     PERIOD
                                                  CHARGE               UNITS                 UNIT VALUE      AMOUNT         RETURN*
                                                  -------           ----------               ----------   -----------      -------
     Short-Term Investments Trust -
        Treasury Portfolio -
        Institutional Class ....................   0.95%           2,172,000                 1.300661      2,825,036           2%
                                                   0.90%             963,700                 1.302741      1,255,452           2%
                                                   0.80%             652,181                 1.306906        852,339           2%
                                                   0.65%             889,361                 1.312512      1,167,297           2%
                                                   0.50%              59,828                 1.305079         78,080           2%
                                                   0.40%             853,114                 1.316105      1,122,788           2%

     T. Rowe Price International Funds,
        Inc. - International Stock Fund(R) .....   0.95%           9,266,667                 1.430518     13,256,134           4%
                                                   0.90%           4,437,410                 1.432782      6,357,841           4%
                                                   0.80%           3,408,447                 1.437322      4,899,036           4%
                                                   0.65%           1,644,077                 1.443439      2,373,125           4%
                                                   0.50%             773,926                 1.434822      1,110,446           4%
                                                   0.40%           4,706,344                 1.447367      6,811,807           4%

     Templeton Foreign Fund - Class I ..........   0.80%          13,249,761                 1.485323     19,680,175          22%
                                                   0.70%           7,643,523                 1.490030     11,389,079          22%
                                                   0.55%           5,595,255                 1.482242      8,293,522          22%
                                                   0.40%           1,691,823                 1.483726      2,510,202          23%
                                                   0.30%              49,321                 1.484717         73,228          23%
                                                   0.25%             603,386                 1.485212        896,156          23%
                                                   0.15%           4,075,487                 1.499775      6,112,314          23%

     Warburg Pincus Emerging Growth
        Fund - Common Shares ...................   0.80%             217,054                 1.197579        259,939           5%
                                                   0.70%             134,916                 1.198329        161,674           5%
                                                   0.55%              56,894                 1.199457         68,242           5%
                                                   0.40%              37,846                 1.200585         45,437           5%
                                                   0.25%                 730                 1.201714            877           5%
                                                   0.15%              33,648                 1.202467         40,461           5%
                                                                  ==========                =========                        ===
                                                                                                      $3,249,654,978
       Total Contract Owners' Equity                                                                  ==============

     *The period return does not include contract charges satisfied by surrendering units.

(5)  VARIABLE ACCOUNT FEES

     The following is a summary of variable account fees for the period January 1, 1999 to June 30, 1999.

       PERCENTAGE                TOTAL        ACINCGRO        ACTCGRO      ACTCINTDIS     ACTCULTRA
       ----------                -----        --------       ---------     ----------    -----------
         0.95%.............   $ 5,230,121            63       240,330             2       731,388
         0.90% ............     2,231,422          --         120,449          --         303,819
         0.80% ............     2,121,932         7,021        94,982         1,267       219,752
         0.70% ............       292,257         2,684          --             828          --
         0.65% ............       610,846          --          36,814          --          84,706
         0.60% ............         5,435          --            --            --            --
         0.55% ............       150,250         1,991          --             412          --
         0.50% ............       145,094          --           7,366          --          21,913
         0.45% ............         3,398          --            --            --            --
         0.40% ............       765,382           398        36,861           542       122,700
         0.30% ............         4,503            16           249          --           1,151
         0.25% ............        10,547           135          --              26          --
         0.15% ............        43,273           400          --             180          --
         0.10% ............            32          --            --            --            --
                               ----------    ----------    ----------    ----------    ----------
Total variable account fees    11,614,492        12,708       537,051         3,257     1,485,429
                               ==========    ==========    ==========    ==========    ==========

         PERCENTAGE                     BDFDAM       DRYAPP  DRYPREMCAP  DRY3DCEN    EVINCGRO
         ----------                     ------       ------  ----------  --------    --------
         0.95%......................    $35,911         76          2        743      6,143
         0.90% .....................     18,032       --         --         --        3,104
         0.80% .....................      9,019      3,300        356    127,967      1,148
         0.70% .....................       --        2,057        134     53,955       --
         0.65% .....................      5,201       --         --         --          899
         0.60% .....................       --         --         --         --         --
         0.55% .....................       --          826         43     29,573       --
         0.50% .....................      1,032       --         --         --          150
         0.45% .....................       --         --         --         --         --
         0.40% .....................      4,550        362         12     10,716      1,139
         0.30% .....................       --           11       --          177       --
         0.25% .....................       --           54       --        1,985       --
         0.15% .....................       --          407         55      8,487       --
         0.10% .....................       --         --         --         --         --
                                        -------    -------    -------    -------    -------
Total variable account fees ........     73,745      7,093        602    233,603     12,583
                                        =======    =======    =======    =======    =======

      PERCENTAGE                FEDBDFD     FEDUSGVT     FAGROPPA      FAHIYLD    FIDCAPINC     FIDCONTR     FIDEQINC      FIDMGIN
      ----------                -------     --------     --------      -------    ---------     --------     --------      -------
         0.95% ............    $    --         23,450            1            1        4,234    1,028,680      738,341      412,710
         0.90% ............         --         10,672         --           --          1,442      435,701      362,050      166,379
         0.80% ............        1,030        5,872        1,441          512        1,161      289,242      207,459      120,095
         0.70% ............           63         --            593          391         --           --           --           --
         0.65% ............         --          2,687         --           --          2,262      105,921      111,960       43,125
         0.60% ............         --           --           --           --           --           --           --           --
         0.55% ............          224         --            648          601         --           --           --           --
         0.50% ............         --            733         --           --            203       33,339       25,046       12,380
         0.45% ............         --           --           --           --           --           --           --           --
         0.40% ............          122        3,582          149            2          549      118,546      116,321       41,425
         0.30% ............         --           --              2         --           --           --           --           --
         0.25% ............           13         --              4         --           --           --           --           --
         0.15% ............           37         --             38           63         --           --           --           --
         0.10% ............         --           --           --           --           --           --           --           --
                                 -------      -------    ---------    ---------    ---------    ---------    ---------    ---------
Total variable account fees      $ 1,489       46,996        2,876        1,570        9,851    2,011,429    1,561,177      796,114
                                 =======      =======    =========    =========    =========    =========    =========    =========

      PERCENTAGE                FIDOTC       FIDPURTN
      ----------                ------       --------
         0.95% ............     112,841      100,510
         0.90% ............      46,433       45,101
         0.80% ............      34,193       26,439
         0.70% ............        --           --
         0.65% ............      14,973        7,791
         0.60% ............        --           --
         0.55% ............        --           --
         0.50% ............       2,785        2,739
         0.45% ............        --           --
         0.40% ............      22,133        8,965
         0.30% ............        --           --
         0.25% ............        --           --
         0.15% ............        --           --
         0.10% ............        --           --
                              ---------    ---------
Total variable account fees     233,358      191,545
                              =========    =========

Percentage InvDynam   InvTotRet   InvCoAm      MASFIP     MFSGrStk    MFSGrOpp    MFSHiInc    MSIEqGroB   NAATAggr     NAATCons
-------------------   ---------   -------      ------     --------    --------    --------    ---------   --------     --------
   0.95%..$     1          --     222,852      13,615      33,363      36,407      39,855          --           2          --
   0.90%..     --          --      93,639       6,319      15,076      18,355      14,970          --          --          --
   0.80%..  1,805       1,367      57,771       1,965      11,542       8,951       7,813         571          --          --
   0.70%..  1,153         111          --          --          --          --          --          68       4,061       1,493
   0.65%..     --          --      18,823       1,392       4,912       6,862       4,849          --          --          --
   0.60%..     --          --          --          --          --          --          --          --       1,204         421
   0.55%..    551         159          --          --          --          --          --          85          --          --
   0.50%..     --          --       5,967         122         971         909         766          --          --          --
   0.45%..     --          --          --          --          --          --          --          --         579       1,292
   0.40%..    722         136      19,582       1,773       5,514       4,564       5,734          60          --          --
   0.30%..      2          --          --          --          --          --          --          --          --          --
   0.25%..     14          --          --          --          --          --          --           1         229         139
   0.15%..    234          36          --          --          --          --          --          41          --          --
   0.10%..     --          --          --          --          --          --          --          --           1           3
           -------     -------    --------     -------     -------     -------     -------     -------     -------     -------
Total
 variable..
 account...
 fees .....$ 4,482       1,809     418,634      25,186      71,378      76,048      73,987         826       6,076       3,348
           =======     =======    ========     =======     =======     =======     =======     =======     =======     =======

Percentage NAATMod    NAATModAgg  NAATModCon   NWFund      NWGroFd      NWMyMkt   NWIndxFdY   NSATSmCo    NBGuard     NBPartTr
------------------    ----------  ----------   ------      -------      -------   ---------   --------    -------     --------


   0.95%..     --     $     4           1       4,912      16,017       1,257          46          29      74,078          --
   0.90%..     --          --          --          --       9,138          --          --          --      32,862          --
   0.80%..     --          --          --     364,195       5,424      88,572       3,874       5,387      19,787          96
   0.70%..  6,058       5,126       2,555     129,108          --      39,787       2,557       2,055          --         176
   0.65%..     --          --          --          --       1,409          --          --          --       8,048          --
   0.60%..  1,035       1,067         492          --          --          --          --          --          --          --
   0.55%..     --          --          --      69,119          --      24,278         890       1,456          --         201
   0.50%..     --          --          --          --         386          --          --          --       1,234          --
   0.45%..    464         456         373          --          --          --          --          --          --          --
   0.40%..     --          --          --      26,507       2,513      17,511         318       1,017      13,839           4
   0.30%..     --          --          --         929          12         481          --           3          --          --
   0.25%..     41         404          99       3,502          --       2,678          74          58          --          --
   0.15%..     --          --          --      20,501          --       8,216         374         201          --           1
   0.10%..     14          14          --          --          --          --          --          --          --          --
            -----       -----       -----     -------      ------      ------       -----       -----      ------         ---
Total
 variable
 account
 fees ...$ 7 ,612       7,071       3,520     618,773      34,899     182,780       8,133      10,206     149,848         478
          =======     =======     =======     =======     =======     =======     =======     =======     =======     =======

                                                                                  (Continued)



Percentage   PrBalY     PrIntY     PrLgCapGrY PrLgCpValY   PrSmCapY    OppGlob   PutInvFd    PutVoyFd    SEI500Ix    SelGroFd
----------   ------     ------     ---------------------   --------    -------   --------    --------    --------    --------
   0.95%..  $   1           1          --          --          --           4     305,584     640,442     301,204      29,130
   0.90%..     --          --          --          --          --          --     110,885     247,168     124,066      14,063
   0.80%..     --          --          --          --          --         357      59,269     156,320      77,588       6,949
   0.70%..    543         238         548         234         493         246          --          --          --          --
   0.65%..     --          --          --          --          --          --      27,615      68,605      36,813       3,436
   0.60%..    218         162         454         209         173          --          --          --          --          --
   0.55%..     --          --          --          --          --         167          --          --          --          --
   0.50%..     --          --          --          --          --          --       4,007      14,222       5,358         707
   0.45%..     64          24          36          42          68          --          --          --          --          --
   0.40%..     --          --          --          --          --          57      38,609      71,422      41,506       5,281
   0.30%..     --          --          --          --          --           1         687         684          --          --
   0.25%..     56           7          41          15          12          --          --          --          --          --
   0.15%..     --          --          --          --          --          53          --          --          --          --
   0.10%..     --          --          --          --          --          --          --          --          --          --
           -------     -------    --------     -------     -------     -------     -------   ---------     -------     -------
Total
variable
account
fees........ $ 882         432       1,079         500         746         885     546,656   1,198,863     586,535      59,566
           =======     =======    ========     =======     =======     =======     =======   =========     =======     =======




Percentage AIMTreas   TRIntStk    TemForFd      WPEmGro
-------------------   --------    --------      -------

   0.95%..$11,725      63,357         807           1
   0.90%..  6,135      25,564          --          --
   0.80%..  2,126      17,506      70,063         378
   0.70%..     --          --      34,713         229
   0.65%..  4,064       7,679          --          --
   0.60%..     --          --          --          --
   0.55%..     --          --      18,906         120
   0.50%..    270       2,489          --          --
   0.45%..     --          --          --          --
   0.40%..  2,020      12,799       4,767          53
   0.30%..     --          --          98          --
   0.25%..     --          --         960          --
   0.15%..     --          --       3,932          17
   0.10%..     --          --          --          --
           -------     -------    --------     -------
Total
 variable
 account
 fees ...  $26,340     129,394      134,246        798
           =======     =======    ========     =======

(5) Variable Account Fees

    The following is a summary of variable account fees for the period May 1, 1998 to June 30, 1998.

                                                  ACT
   Percentage TOTAL        ACIncGro    ACTCGro CIntDis ACTCUltra     BdFdAm        DryApp    DryPreMCap Dry3dCen   EvIncGro
   ----------------        --------    -------------------------     ------        ------    -------------------   --------

TOTAL  0.95%..$1,657,202          --      72,377     -     179,849      11,509          --          --      43,832       2,607
       0.90%..   659,928          --      34,741     -      71,836       5,461          --          --      17,951       1,085
       0.80%..   470,641          --      26,763     -      52,265       2,499          --          --      10,441         436
       0.70%..   195,556          --      10,939     -      21,969       1,381          --          --       5,073         358
       0.65%..   327,709          --      15,322     -      42,499       1,926          --          --       8,658         670
       0.60%..        --          --          --     -          --          --          --          --          --          --
       0.55%..        --          --          --     -          --          --          --          --          --          --
       0.50%..        --          --          --     -          --          --          --          --          --          --
       0.45%..        --          --          --     -          --          --          --          --          --          --
       0.40%..        --          --          --     -          --          --          --          --          --          --
       0.30%..        --          --          --     -          --          --          --          --          --          --
       0.25%..        --          --          --     -          --          --          --          --          --          --
       0.15%..        --          --          --     -          --          --          --          --          --          --
       0.10%..        --          --          --     -          --          --          --          --          --          --
            ------------     -------    -------- -------   -------      -------     -------     -------     -------     -------
Total
variable
account
fees ........ $3,311,036          --     160,142     -     368,418      22,776          --          --      85,955       5,156
            ============     =======    ======== =======   =======      =======     =======     =======     =======     =======


    Percentage  FedBdFd     FedUSGvt    FAGrOppA FAHiYld  FidCapInc  FidContr   FidEqInc     FidMgIn      FidOTC    FidPurtn
    ----------  -------     --------    ----------------  ---------  --------   --------     -------      ------    --------
       0.95%..  $  --       3,381          --     -       1,566     273,248     258,331     111,265      25,002      27,889
       0.90%..     --       1,389          --     -         478     107,506     110,757      39,558       9,272      12,494
       0.80%..     --         955          --     -         599      72,343      86,243      31,904       7,258       7,588
       0.70%..     --         315          --     -         802      31,365      40,526      10,762       3,222       2,570
       0.65%..     --         827          --     -         302      44,114      64,313      15,457       6,239       3,815
       0.60%..     --          --          --     -          --          --          --          --          --          --
       0.55%..     --          --          --     -          --          --          --          --          --          --
       0.50%..     --          --          --     -          --          --          --          --          --          --
       0.45%..     --          --          --     -          --          --          --          --          --          --
       0.40%..     --          --          --     -          --          --          --          --          --          --
       0.30%..     --          --          --     -          --          --          --          --          --          --
       0.25%..     --          --          --     -          --          --          --          --          --          --
       0.15%..     --          --          --     -          --          --          --          --          --          --
       0.10%..     --          --          --     -          --          --          --          --          --          --
            ------------     -------    -------- -------   -------      -------     -------     -------     -------     -------
Total
 variable
 account
 fees ...       $  --       6,867          --     -       3,747      528,576    560,170     208,946      50,993      54,356
            ============     =======    ======== =======   =======      =======     =======     =======     =======     =======

Percentage InvDynam InvTotRet  InvCoAm     MASFIP    MFSGrStk   MFSGrOpp  MFSHiInc    MSIEqGroB   NAATAggr   NAATCons
-----------------------------  -------     ------    --------   --------  --------    ---------   --------   --------

   0.95%..$   --         --     64,725      3,272      9,624     11,886     11,878         --        615         90
   0.90%..    --         --     25,230      1,220      4,291      6,017      4,794         --        309         29
   0.80%..    --         --     15,679        466      3,656      3,877      3,414         --        126          5
   0.70%..    --         --      5,313        174        934      1,592      1,247         --         34         --
   0.65%..    --         --      7,802        505      2,423      2,314      3,183         --        339         49
   0.60%..    --         --         --         --         --         --         --         --         --         --
   0.55%..    --         --         --         --         --         --         --         --         --         --
   0.50%..    --         --         --         --         --         --         --         --         --         --
   0.45%..    --         --         --         --         --         --         --         --         --         --
   0.40%..    --         --         --         --         --         --         --         --         --         --
   0.30%..    --         --         --         --         --         --         --         --         --         --
   0.25%..    --         --         --         --         --         --         --         --         --         --
   0.15%..    --         --         --         --         --         --         --         --         --         --
   0.10%..    --         --         --         --         --         --         --         --         --         --
         -------       -----   -------      -----     ------     ------     ------      -----      -----        ---
Total
variable
account
fees ...   $  --         --    118,749      5,637     20,928     25,686     24,516         --      1,423        173
         =======       =====   =======      =====     ======     ======     ======      =====      =====        ===


Percentage NAATMod  NAATModAgg NAATModCon  NWFund     NWGroFd    NWMyMkt   NWIndxFdY  NSATSmCo   NBGuard    NBPartTr
------------------  ---------------------  ------     -------    -------   ---------  --------   -------    --------

   0.95%..$  544        882        172     99,532      5,681     28,507         --      1,051     30,492         --
   0.90%..    88        106         74     38,638      3,002     14,267         --        749     11,756         --
   0.80%..    70        140         79     25,921      1,744      8,132         --        259      8,779         --
   0.70%..    10         31          2      9,966        462      4,447         --        149      2,961         --
   0.65%..    58        125         24     17,459      1,133     12,082         --        219      8,382         --
   0.60%..    --         --         --         --         --         --         --         --         --         --
   0.55%..    --         --         --         --         --         --         --         --         --         --
   0.50%..    --         --         --         --         --         --         --         --         --         --
   0.45%..    --         --         --         --         --         --         --         --         --         --
   0.40%..    --         --         --         --         --         --         --         --         --         --
   0.30%..    --         --         --         --         --         --         --         --         --         --
   0.25%..    --         --         --         --         --         --         --         --         --         --
   0.15%..    --         --         --         --         --         --         --         --         --         --
   0.10%..    --         --         --         --         --         --         --         --         --         --
         -------       -----         ---   -------     ------     ------      -----      -----     ------       ---
Total
variable
account
fees ... $   770       1,284         351   191,516     12,022     67,435         --      2,427     62,370        --
         =======       =====         ===   =======     ======     ======      =====      =====     ======       ===

Percentage  PrBalY           PrIntY     PrLgCapGrY PrLgCpValY PrSmCapY OppGlob  PutInvFd      PutVoyFd      SEI500Ix      SelGroFd
----------  ------           ------     --------------------------------------  --------      --------      --------      --------


   0.95% ...$    --            --            --       --       --       --        66,483       179,635        64,862         8,200
   0.90% ...     --            --            --       --       --       --        21,590        63,975        24,275         3,379
   0.80% ...     --            --            --       --       --       --        16,513        43,915        19,002         1,979
   0.70% ...     --            --            --       --       --       --         5,202        19,444         6,390           765
   0.65% ...     --            --            --       --       --       --        11,248        29,840        11,626         1,957
   0.60% ...     --            --            --       --       --       --            --            --            --            --
   0.55% ...     --            --            --       --       --       --            --            --            --            --
   0.50% ...     --            --            --       --       --       --            --            --            --            --
   0.45% ...     --            --            --       --       --       --            --            --            --            --
   0.40% ...     --            --            --       --       --       --            --            --            --            --
   0.30% ...     --            --            --       --       --       --            --            --            --            --
   0.25% ...     --            --            --       --       --       --            --            --            --            --
   0.15% ...     --            --            --       --       --       --            --            --            --            --
   0.10% ...     --            --            --       --       --       --            --            --            --            --
               -----       ------        ------    -----    -----    -----        ------        ------         -----         -----
Total
 variable
 account
 fees ...  $     --            --            --       --       --       --       121,036       336,809       126,155        16,280
               =====       ======        ======    =====    =====    =====       =======       =======       =======        ======



Percentage  AIMTreas     TRIntStk      TemForFd             WPEmGro
----------  --------     --------      --------             -------

   0.95%... $ 2,460        20,498        35,257                --
   0.90%...   1,168         7,832        14,611                --
   0.80%...     388         5,948        11,255                --
   0.70%...   1,003         2,733         3,415                --
   0.65%...     686         6,073         6,040                --
   0.60%...      --            --            --                --
   0.55%...      --            --            --                --
   0.50%...      --            --            --                --
   0.45%...      --            --            --                --
   0.40%...      --            --            --                --
   0.30%...      --            --            --                --
   0.25%...      --            --            --                --
   0.15%...      --            --            --                --
   0.10%...      --            --            --                --
               -----       ------        ------             -----

Total
variable
account
fees ... $    5,705        43,084        70,578               --
 .........    ======       ======        ======             =====




NATIONWIDE LIFE INSURANCE COMPANY                                  Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                    P A I D
                                                                  Columbus, Ohio
                                                                  Permit No. 521












Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

